Liberty Tax-Managed Funds

                                Semiannual Report
                                 April 30, 2002


[photo of man and woman smiling]


                                           No taxable income or capital
                                       gains distributions since inception.

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

Liberty Tax-Managed Funds

                                Semiannual Report
                                 April 30, 2002


[photo of man and woman smiling]


                                           No taxable income or capital
                                       gains distributions since inception.

                       Less mail can be in your future...
                               LIBERTY eDELIVERY.

              To sign up for eDelivery, go to www.icsdelivery.com

President's Message

[photo of Keith T. Banks]


Dear Shareholder:

In the six months since our last report, investors have witnessed an improvement in the economy and a recovery in the stock market from its September 11-related lows. However, the S&P 500 Index gave back some of its gains in the last two months of the period and the Dow Jones Industrial Average continued to hover around the 10,000 mark -- well below its high of 11,722 in 2000. Some of the sectors hurt most in the downturn of the third quarter of 2001, such as airlines and insurance stocks, bounced back in the fourth quarter while gold stocks generated strong gains in the first four months of 2002. During the six-month fiscal period, the bond market continued to deliver modest gains although the rise of bond prices has slowed. Most sectors of the bond market participated with positive performance.

Large company stocks generally lagged small- and mid-cap stocks. This performance reflects an historical trend that certain market segments tend to benefit when the economy emerges from recession.

In the report that follows, your portfolio managers will talk about the events of the period and the fund's performance in greater detail. As always, we thank you for investing in Liberty funds.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds

[Sidebar:]
Liberty Tax-Managed Aggressive Growth Fund
Net asset value per share as of 4/30/02 ($)
         Class A                7.97
         Class B                7.87
         Class C                7.86
         Class Z                8.00

Liberty Tax-Managed Growth Fund
Net asset value per share as of 4/30/02 ($)
         Class A               12.93
         Class B               12.42
         Class C               12.41
         Class E               12.88
         Class F               12.43
         Class Z               13.04

Liberty Tax-Managed Growth Fund II
Net asset value per share as of 4/30/02 ($)
         Class A                8.24
         Class B                8.10
         Class C                8.09
         Class Z                8.27

Liberty Tax-Managed Value Fund
Net asset value per share as of 4/30/02 ($)
         Class A               11.59
         Class B               11.36
         Class C               11.36
         Class Z               11.67



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


Economic and market conditions can change frequently. There is no assurance that trends described in this report will continue or commence.

Returns without a tax bite


No new taxes

In keeping with our funds' objective, we have again achieved solid returns without passing taxable distributions to our shareholders. For those keeping track, this marks the twelfth consecutive report -- covering the past five and one half years for the Liberty Tax-Managed Growth Fund, the eldest in our tax-managed family -- in which we have been able to report that there had been no payment of taxable distributions. We want to remind you that while we can't guarantee this will always be the case, we are proud of our "non-taxing" track record and will strive to continue the streak.

The chart on this page offers a comparison between pre-tax and after-tax returns for the Liberty line of tax-managed funds. As you can see, the returns after taxes on distributions retained the full percentage return of the returns before taxes for the time periods shown and assumes that shares were held through the end of the period. In this case, total returns after taxes were the same as the pre-tax returns because none of the funds distributed taxable gains during the period.

In the future, the funds may be required to distribute taxable income and capital gains from time to time. In addition, market conditions may limit the funds' ability to generate tax losses or to avoid dividend income. Excessive shareholder redemptions may also require the funds to sell securities and realize gains. Finally, the ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

                          AVERAGE ANNUAL TOTAL RETURN,
                        CLASS A SHARES WITH SALES CHARGE
                        FOR THE PERIOD ENDED 4/30/02 (%)

                                                          1-year          5-year            Life

----------------------------------------------------------------------------------------------------
Liberty Tax-Managed Aggressive Growth Fund (since 8/1/00)
   Return before taxes                                    -11.74             n/a          -21.98
   Return after taxes on distributions                    -11.74             n/a          -21.98
   Return after taxes on distributions
     and sale of fund shares                               -7.21             n/a          -17.24
   S&P MidCap 400 Index*                                    6.58             n/a            6.74
----------------------------------------------------------------------------------------------------
Liberty Tax-Managed Growth Fund (since 12/30/96)
   Return before taxes                                    -20.40            3.95            3.62
   Return after taxes on distributions                    -20.40            3.95            3.62
   Return after taxes on distributions
     and sale of fund shares                              -12.53            3.21            2.94
   S&P 500 Index*                                         -12.62            7.56            8.78
----------------------------------------------------------------------------------------------------
Liberty Tax-Managed Growth Fund II (since 3/7/00)
   Return before taxes                                    -19.84             n/a          -18.33
   Return after taxes on distributions                    -19.84             n/a          -18.33
   Return after taxes on distributions
     and sale of fund shares                              -12.18             n/a          -14.30
   S&P 500 Index*                                         -12.62             n/a           -9.28
----------------------------------------------------------------------------------------------------
Liberty Tax-Managed Value Fund (since 6/1/99)
   Return before taxes                                     -6.15             n/a           -3.17
   Return after taxes on distributions                     -6.15             n/a           -3.17
   Return after taxes on distributions
     and sale of fund shares                               -3.78             n/a           -2.52
   S&P 500 Index*                                         -12.62             n/a           -5.13
----------------------------------------------------------------------------------------------------

 * Index performance in the "life" category begins on the last day of the month closest to the fund's inception date. For example, if the inception date is March 7, 2000, then index performance is from February 29, 2000.

   Indexes do not reflect any deduction for fees, expenses or taxes. After-tax returns are shown for class A shares only; after-tax returns for other share classes will vary.

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the historically highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Manager's Report - Liberty Tax-Managed Aggressive Growth Fund

[Sidebar:]
TOP 10 HOLDINGS as of 4/30/02 (%)

Pogo Producing                     2.5
AmerisourceBergen                  2.4
Corporate Executive Board          2.4
Investors Financial Services       2.3
Ambac Financial Group              2.3
Intuit                             2.3
Arthur J. Gallagher & Co.          2.3
Education Management               2.3
Cox Radio, Class A                 2.2
Harley-Davidson                    2.2

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

BOUGHT
--------------------------------------------------------------------------------
Near the end of the six-month period, we initiated a position in CAREMARK RX (2.0% of net assets), a pharmaceutical benefits manager which administers high volume purchases of pharmaceuticals for HMOs and hospitals. The company appears to be on a strong revenue and earnings growth path. It is one of the top three competitors in this growing segment of the health care sector.

SOLD
--------------------------------------------------------------------------------
SPECIALTY LABORATORIES
The stock price of this clinical testing lab was severely lowered when it lost one of its largest customers and reduced its earnings forecast. It declined another 60% after we sold it.




This fund invests primarily in stocks of small- and mid-capitalization companies in seeking long-term capital growth while reducing shareholder exposure to taxes.

During the six-month period ended April 30, 2002, the class A shares of Liberty Tax-Managed Aggressive Growth Fund returned 13.69%, without a sales charge. In comparison, the S&P MidCap 400 Index, returned 20.04%, and the Russell MidCap Growth Index returned 6.97%.

The primary reason the fund lagged the S&P MidCap 400 was that the index includes a significant number of value stocks, which trailed growth stocks -- the fund's principal area of focus.

AN IMPROVING INVESTMENT ENVIRONMENT
As investors anticipated an economic recovery in 2002, growth stocks rallied strongly in the fourth quarter of 2001. The rally particularly benefited technology shares, which had been off investors' radar screens since the declines that followed March 2000. Among growth stocks, investors preferred attractively priced small- and mid-cap stocks to more expensive large-caps. As the period progressed, it appeared that corporate profits would remain in the doldrums longer than had been expected. The lack of corporate profits raised concerns that valuations had reached unsustainable levels. Therefore, investors sold shares of growth stocks that had performed well, and the market rebound was cut short.

CONSUMER STOCKS AND FINANCIALS
AIDED PERFORMANCE
Consumer discretionary stocks, which tend to do well during periods of economic recovery, accounted for the fund's biggest sector weighting and produced the strongest performance. While the broad consumer discretionary sector includes many different industries -- restaurants, cruise lines, and hotels, for example -- our focus on retailers provided the most benefit. Tiffany &Co., Bed Bath & Beyond and Constellation Brands were the fund's strongest performers in the retail sector.1 The fund also benefited from investments in financial service companies such as MGIC Investment, East West Bancorp and Cullen/Frost Bankers.1

Our decision to avoid utility stocks during the period was also an aid to performance as the sector seriously underperformed the index during the six-month period.

WEAK RETURNS FROM HEALTH CARE AND TECHNOLOGY
The fund's investments in health care were a drag on the portfolio because it was overweighted in the sector during a period of relatively weak performance and because stock picking was a negative. Investments in biotechnology stocks such as InterMune lost ground. Technology stocks were also overweighted relative to the fund's benchmark and a poor showing from stock, such as TriQuint Semiconductor dampened performance. Both stocks were sold during the period.

LOOKING TOWARD RECOVERYECHNOLOGY
Although we believe the economy has been clearly improving, corporate profits continued to lag and spending on technology has not shown signs of rising - a key factor in any future rebound for technology stocks. As a result, we expect to continue to focus the portfolio on industrial names, health care and consumer stocks, where earnings growth has been the steadiest. We remain cautious in our outlook for technology, but we will continue to look for signs of revenue and earnings improvement that could signal a rebound in technology spending.

/s/ Richard J. Johnson

Richard J. Johnson

Richard J. Johnson, CFA, is a vice president of Columbia Management Company, Inc. (Columbia Management), an affiliate of Stein Roe &Farnham Incorporated (Stein Roe), and Stein Roe since 1994 and 2002, respectively. He also has managed the fund since March 2002 and has managed various funds for Columbia Management since 1995.




 TOP 5 SECTORS as of 4/30/02 (%)
[Bar chart:]
Consumer discretionary              27.8
Information technology              21.9
Financials                          19.8
Health care                         13.9
Industrials                          7.3


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns in the future.

----------
1 Holdings are disclosed as a percentage of net assets as of April 30, 2002 and are subject to change: TIFFANY & CO. (2.1% of net assets), BED BATH & BEYOND (1.9% of net assets), CONSTELLATION BRANDS (1.9% of net assets), MGIC INVESTMENT (1.6% of net assets), EAST WEST BANCORP (1.7% of net assets) and CULLEN/FROST BANKERS (2.0% of net assets).

  Investing in small- and mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

  The fund's approach offers the potential for long-term growth, but also involvesthe possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

  Tax-reduction techniques are used only if the fund's advisor believes they will not materially impact the fund's pre-tax return. The fund expects to distribute taxable income and capital gains from time to time. Market conditions may limit the fund's ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

Performance Information - Liberty Tax-Managed Aggressive Growth Fund


Value of a $10,000 investment 8/1/00 - 4/30/02

Performance of a $10,000 investment
8/1/00 - 4/30/02 ($)

              without     with
               sales      sales
               charge    charge
------------------------------------
 Class A       6,877     6,480
------------------------------------
 Class B       6,790     6,519
------------------------------------
 Class C       6,782     6,782
------------------------------------
 Class Z       6,903       n/a


[Line chart data:]
           Class A shares    Class A shares               S&P
                  without              with        MidCap 400
             sales charge      sales charge             Index
--------------------------------------------------------------------------

8/2000            $10,000.00         $9,425.00        $10,000.00
                   11,648.00         10,978.00         11,117.00
                   11,709.00         11,035.00         11,041.00
                   10,664.00         10,051.00         10,667.00
                    8,335.00          7,856.00          9,862.00
                    8,914.00          8,401.00         10,616.00
                    9,500.00          8,954.00         10,853.00
                    7,723.00          7,279.00         10,233.00
                    6,757.00          6,368.00          9,473.00
                    7,343.00          6,921.00         10,518.00
                    7,516.00          7,083.00         10,763.00
                    7,809.00          7,360.00         10,720.00
                    7,334.00          6,912.00         10,560.00
                    6,842.00          6,448.00         10,215.00
                    5,815.00          5,480.00          8,944.00
                    6,048.00          5,700.00          9,339.00
                    6,557.00          6,180.00         10,034.00
                    6,877.00          6,481.00         10,552.00
                    6,825.00          6,433.00         10,496.00
                    6,575.00          6,196.00         10,510.00
                    6,963.00          6,563.00         11,260.00
4/2002              6,877.00          6,480.00         11,210.00


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Returns and value of an investment may vary resulting in a gain or loss on sale. The S&P MidCap 400 Index tracks the performance of mid-capitalization US stocks. Unlike the fund, an index is not an investment, does not incur fees or expenses, and is not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index. Index performance is from July 31, 2000.

Average annual total return as of 4/30/02 (%)

 Share class                     A                            B                           C                     Z
 Inception date               8/1/00                       8/1/00                      8/1/00                8/1/00
-------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge

-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)    13.69          7.12         13.24           8.24         13.09         12.09          13.80
-------------------------------------------------------------------------------------------------------------------
1-year                  -6.35        -11.74         -6.86         -11.52         -6.98         -7.91          -5.99
-------------------------------------------------------------------------------------------------------------------
Life                   -19.28        -21.98        -19.86         -21.71        -19.92        -19.92         -19.11
-------------------------------------------------------------------------------------------------------------------



Average annual total return as of 3/31/02 (%)

 Share class                     A                            B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge

-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)    19.73         12.87         19.31          14.31         19.16         18.16          19.67
-------------------------------------------------------------------------------------------------------------------
1-year                   3.07         -2.89          2.31          -2.69          2.31          1.31           3.19
-------------------------------------------------------------------------------------------------------------------
Life                   -19.53        -22.35        -20.13         -22.07        -20.19        -20.19         -19.41
-------------------------------------------------------------------------------------------------------------------





The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Portfolio Managers' Report - Liberty Tax-Managed Growth Funds


[Sidebar:]
LIBERTY TAX-MANAGED GROWTH FUND
TOP 10 HOLDINGS as of 4/30/02 (%)

Citigroup                          3.5
Philip Morris Companies            3.4
Texas Instruments                  3.4
Bank of America                    3.3
Procter & Gamble                   3.3
Masco                              3.2
PepsiCo                            3.1
Microsoft                          3.1
Wal-Mart Stores                    2.9
Kohl's                             2.8



LIBERTY TAX-MANAGED GROWTH FUND II
TOP 10 HOLDINGS as of 4/30/02 (%)

Bank of America                    3.6
S&P 500 Depositary Receipts        3.6
Phillip Morris Companies           3.5
Procter & Gamble                   3.1
Masco                              3.1
Citigroup                          3.1
Texas Instruments                  3.1
Microsoft                          3.0
Johnson & Johnson                  2.8
Kohl's                             2.8

Portfolio holdings are calculated as a percentage of net assets. Since the funds are actively managed, there can be no guarantee the funds will continue to maintain the same portfolio holdings in the future.

Subadvised by a team of investment professionals at Stein Roe Investment Counsel LLC, each fund invests primarily in large- and mid-cap stocks in seeking long-term capital growth while reducing shareholder exposure to taxes.

During the six-month period that ended April 30, 2002, Liberty Tax-Managed Growth Fund advanced 1.97% (class A shares, unadjusted for sales charge), slightly less than the S&P 500 Index, which returned 2.31%. Liberty Tax-Managed Growth Fund II gained 4.04% (class A shares, unadjusted for sales charge), which was higher than the S&P 500 Index. The relatively better performance of Growth II was primarily due to strong performance by its investment in Univision Communications, the nation's largest Spanish-language broadcaster, which was held only in that portfolio.1

A CHALLENGING ENVIRONMENT PERSISTS
Investor sentiment improved over the six-month period, but overall the environment remained challenging, particularly for larger-cap growth stocks, which continued to underperform the broader market averages. The stock market and the funds rallied nicely from their September lows during the latter part of calendar year 2001, as investors began to anticipate an economic recovery. However, stocks declined in the new calendar year as investor confidence was shaken by the collapse of Enron and its broader negative implications for corporate credibility, quality of earnings, and credit ratings. Weak corporate profits (particularly in the depressed



----------
1 Holdings are disclosed as a percentage of net assets as of April 30, 2002 and are subject to change: UNIVISION COMMUNICATIONS (2.1% in Growth II), GENERAL ELECTRIC (2.5% in Growth, 2.1% in Growth II), TYCO INTERNATIONAL (1.8% in Growth, 1.8% in Growth II), TEXAS INSTRUMENTS (3.4% in Growth, 3.1% in Growth II), INTEGRATED DEVICE TECHNOLOGY (2.3% in Growth, 2.4% in Growth II), XILINX (2.6% in Growth, 2.7% in Growth II), RENAISSANCERE (2.1% in Growth, 2.2% in Growth II), PHELPS DODGE (2.0% in Growth, 2.3% in Growth
  II), EMERSON ELECTRIC (2.0% in Growth, 1.9% in Growth II) and INTERNATIONAL PAPER (2.6% in Growth, 2.7% in Growth II).

[Sidebar:]
BOUGHT
--------------------------------------------------------------------------------
PHELPS DODGE (2.0% of net assets in Growth, 2.3% of net assets in Growth II)

PHELPS DODGE, a major copper producer, is expected to benefit from an eventual recovery in copper prices. Supplies have tightened with industry production cutbacks while demand is expected to improve with the resumption of worldwide economic growth.

SOLD
--------------------------------------------------------------------------------
Softness in advertising related to the weak economy impacted media stocks, including AOL TIME WARNER. While we believe advertising will rebound with the economy, AOL Time Warner was also negatively affected by slowing subscriber growth in its AOL unit. We sold the position.




technology, telecommunications, and industrial sectors), concerns that the embryonic economic recovery may already be faltering, and relatively high market valuations by historical standards, further inhibited investors from buying aggressively.

SPILLOVER EFFECT
Although the funds have never owned Enron, two holdings -- General Electric and Tyco International -- declined sharply, partly because of the public's Enron-related anxieties. We expect that recovery in GE's economically sensitive businesses will more than offset developing weakness in its longer-cycle businesses, so we have held the shares. Regarding Tyco, we believe that concerns about its business prospects have been overblown, creating an attractive risk/reward trade-off. We added modestly to our position in the stock.

Weakness in the technology and telecommunications sectors had a negative impact on the fund during the reporting period. As it became clear that industry stabilization was not in the foreseeable future, we sold all remaining telecommunications holdings. In the technology area, we sold Sun Microsystems where results continued to be disappointing relative to expectations. However, the funds' technology holdings did outperform their industry sector as a result of our emphasis on semiconductor stocks, including Texas Instruments, Integrated Device Technology and Xilinx. We believe that semiconductor firms should be early beneficiaries of a technology recovery.

INDUSTRY EMPHASIS REFLECTS ECONOMIC RECOVERY
Our decision to emphasize property/casualty stocks following September 11 aided performance, as higher prices and also tighter policy terms benefited the shares. We recently added RenaissanceRe Holdings to the portfolios. This major global provider of property casualty reinsurance has been a major beneficiary of significantly improved industry prospects. We also heavily weighted the retailing, consumer staples, health care, and basic materials sectors, all of which enhanced results. Currently, we are overweighted in early-cycle sectors, including consumer discretionary and financials to position the funds to benefit from economic recovery. With increasing evidence that an economic recovery is underway, we have been adding judiciously to economically-sensitive stocks such as Phelps Dodge, Emerson Electric and International Paper.

LOOKING AHEAD
Large-cap stock valuations, while admittedly high by historical standards, actually seem reasonable given historically low interest rates and inflation. In addition, in the early stages of an economic recovery, actual corporate earnings power has often been underestimated. With the economy showing signs of recovery, we are optimistic that corporate profits soon should begin to grow again, which should help restore investor confidence in large-cap stocks.

/s/ William M. Hughes

William M. Hughes

/s/ Stephen Berman

Stephen Berman

William M. Hughes and Stephen Berman are senior equity analysts at Stein Roe Investment Counsel, LLC and are members of the eight person investment management team for Liberty Tax-Managed Growth Fund and Liberty Tax-Managed Growth Fund II.

The funds' approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

Tax-reduction techniques are used only if the funds' advisor believes they will not materially impact the fund's pre-tax return. The funds expect to distribute taxable income and capital gains from time to time. Market conditions may limit the funds' ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

 LIBERTY TAX-MANAGED GROWTH FUND
 TOP 5 SECTORS as of 4/30/02 (%)
[Bar chart:]
Financials                          26.7
Consumer discretionary              15.9
Information technology              13.6
Health care                         12.6
Consumer staples                     9.9




 LIBERTY TAX-MANAGED GROWTH FUND II
 TOP 5 SECTORS as of 4/30/02 (%)
[Bar chart:]
Financials                          27.0
Consumer discretionary              16.4
Information technology              13.3
Health care                         12.5
Consumer staples                     9.3



Sector breakdowns are calculated as a percentage of net assets. Since the funds are actively managed, there can be no guarantee the funds will continue to maintain these same portfolio holdings and sector breakdowns in the future.

Performance Information - Liberty Tax-Managed Growth Fund

Value of a $10,000 investment 12/30/96 - 4/30/02

Performance of a $10,000 investment 12/30/96 - 4/30/02 ($)

              without     with
               sales     sales
               charge    charge
------------------------------------
 Class A      12,827      12,090
------------------------------------
 Class B      12,321      12,221
------------------------------------
 Class C      12,312      12,312
------------------------------------
 Class E      12,778      12,203
------------------------------------
 Class F      12,331      12,231
------------------------------------
 Class Z      12,937         n/a



             Class A shares        Class A shares
                    without                  with                S&P 500
               sales charge          sales charge                  Index
---------------------------------------------------------------------------
12/1996          $10,000.00             $9,425.00             $10,000.00
                   9,960.00              9,387.30              10,000.00
                  10,386.30              9,789.08              10,624.00
                  10,227.40              9,639.30              10,707.90
                   9,672.03              9,115.89              10,268.90
                   9,959.29              9,386.63              10,880.90
                  10,723.20             10,106.60              11,545.80
                  11,239.00             10,592.70              12,059.50
                  12,131.30             11,433.80              13,018.30
                  11,595.10             10,928.40              12,289.20
                  12,348.80             11,638.80              12,961.50
                  11,942.50             11,255.80              12,528.60
                  12,220.80             11,518.10              13,108.60
                  12,389.40             11,677.00              13,334.10
                  12,627.30             11,901.20              13,480.80
                  13,499.90             12,723.60              14,452.70
                  14,085.80             13,275.80              15,192.70
                  14,075.90             13,266.50              15,347.70
                  13,728.20             12,938.80              15,083.70
                  14,035.70             13,228.70              15,696.10
                  13,926.20             13,125.50              15,529.70
                  11,674.40             11,003.10              13,285.70
                  12,428.50             11,713.90              14,137.30
                  13,281.10             12,517.50              15,285.20
                  14,204.20             13,387.40              16,211.50
                  15,047.90             14,182.60              17,145.30
                  15,227.00             14,351.40              17,862.00
                  15,029.00             14,164.90              17,306.50
                  15,742.90             14,837.70              17,998.70
                  16,079.80             15,155.20              18,695.30
                  15,732.50             14,827.90              18,254.10
                  17,002.10             16,024.50              19,263.50
                  16,575.30             15,622.30              18,664.40
                  16,456.00             15,509.80              18,571.10
                  16,148.30             15,219.70              18,062.30
                  17,051.00             16,070.50              19,205.60
                  17,240.20             16,248.90              19,595.50
                  19,274.60             18,166.30              20,747.70
                  18,341.70             17,287.00              19,706.20
                  18,510.40             17,446.10              19,333.70
                  19,532.20             18,409.10              21,224.60
                  18,719.70             17,643.30              20,585.70
                  17,826.70             16,801.70              20,163.70
                  18,709.20             17,633.40              20,659.70
                  18,669.90             17,596.30              20,337.40
                  19,900.20             18,755.90              21,600.40
                  18,907.20             17,820.00              20,459.90
                  18,232.20             17,183.80              20,373.90
                  16,130.00             15,202.60              18,768.50
                  16,318.80             15,380.40              18,860.40
                  17,459.40             16,455.50              19,530.00
                  15,366.00             14,482.50              17,750.80
                  14,166.00             13,351.40              16,627.20
                  15,187.30             14,314.00              17,917.40
                  15,128.10             14,258.20              18,037.50
                  14,821.00             13,968.80              17,599.20
                  14,672.80             13,829.10              17,426.70
                  13,680.90             12,894.20              16,337.50
                  12,182.80             11,482.30              15,019.10
                  12,580.00             11,856.70              15,306.00
                  13,641.80             12,857.40              16,479.90
                  13,690.90             12,903.60              16,625.00
                  13,354.10             12,586.20              16,382.20
                  13,136.40             12,381.10              16,066.10
                  13,672.40             12,886.20              16,670.10
4/2002            12,827.00             12,090.00              15,660.00



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Returns and value of an investment may vary resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. Unlike the fund, an index is not an investment, does not incur fees or expenses, and is not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index. Index performance is from December 31, 1996.

Average annual total return as of 4/30/02 (%)

 Share class                   A                 B                 C                 E                  F            Z
 Inception date            12/30/96          12/30/96          12/30/96          12/30/96           12/30/96      1/11/99
-------------------------------------------------------------------------------------------------------------------------
                       without   with    without   with     without   with    without   with    without   with    without
                        sales    sales    sales    sales     sales    sales    sales    sales    sales    sales    sales
                       charge   charge   charge   charge    charge   charge   charge   charge   charge   charge   charge
-------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)     1.97    -3.89     1.64    -3.36      1.64     0.64     1.98    -2.61     1.64    -3.36     2.19
-------------------------------------------------------------------------------------------------------------------------
1-year                 -15.55   -20.40   -16.14   -20.33    -16.15   -16.99   -15.60   -19.39   -16.13   -20.32   -15.27
-------------------------------------------------------------------------------------------------------------------------
5-year                   5.19     3.95     4.39     4.05      4.37     4.37     5.11     4.14     4.38     4.04     5.37
-------------------------------------------------------------------------------------------------------------------------
Life                     4.78     3.62     3.99     3.83      3.98     3.98     4.70     3.80     4.01     3.85     4.95
-------------------------------------------------------------------------------------------------------------------------




Average annual total return as of 3/31/02 (%)

 Share class                   A                 B                 C                 E                  F            Z
-------------------------------------------------------------------------------------------------------------------------
                       without   with    without   with     without   with    without   with    without   with    without
                        sales    sales    sales    sales     sales    sales    sales    sales    sales    sales    sales
                       charge   charge   charge   charge    charge   charge   charge   charge   charge   charge   charge
-------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)    12.21     5.76    11.73     6.73     11.74    10.74    12.00     6.96    11.72     6.72    12.38
-------------------------------------------------------------------------------------------------------------------------
1-year                  -3.50    -9.05    -4.20    -8.99     -4.27    -5.23    -3.65    -7.99    -4.19    -8.98    -3.21
-------------------------------------------------------------------------------------------------------------------------
5-year                   7.16     5.90     6.35     6.04      6.34     6.34     7.07     6.09     6.37     6.06     7.33
-------------------------------------------------------------------------------------------------------------------------
Life                     6.13     4.94     5.33     5.18      5.32     5.32     6.05     5.12     5.35     5.19     6.29
-------------------------------------------------------------------------------------------------------------------------




Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, 4.5% for class E shares and the appropriate class B and class F contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter
- 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class Z share performance information includes returns for the fund's class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to the inception of the newer class shares. The class A share performance was not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class Z shares would have been higher.

Performance Information - Liberty Tax-Managed Growth Fund II

Value of a $10,000 investment
3/7/00 - 4/30/02


Performance of a $10,000 investment 3/7/00 - 4/30/02 ($)

              without     with
               sales      sales
               charge    charge
------------------------------------
 Class A      6,867       6,473
------------------------------------
 Class B      6,750       6,548
------------------------------------
 Class C      6,742       6,742
------------------------------------
 Class Z      6,892         n/a



             Class A shares   Class A shares
                    without             with           S&P 500
               sales charge     sales charge             Index
-------------------------------------------------------------------
3/2000          $10,000.00         $9,425.00        $10,000.00
                 10,450.00          9,849.13         10,978.00
                  9,858.53          9,291.66         10,647.60
                  9,441.51          8,898.63         10,429.30
                  9,866.38          9,299.07         10,685.80
                  9,883.16          9,314.87         10,519.20
                 10,492.00          9,888.67         11,172.40
                 10,016.70          9,440.71         10,582.50
                  9,625.02          9,071.58         10,538.00
                  8,516.22          8,026.54          9,707.64
                  8,666.10          8,167.80          9,755.21
                  9,265.80          8,733.01         10,101.50
                  8,090.89          7,625.67          9,181.27
                  7,499.45          7,068.23          8,600.10
                  8,074.66          7,610.36          9,267.46
                  8,007.64          7,547.20          9,329.56
                  7,832.27          7,381.92          9,102.85
                  7,732.02          7,287.43          9,013.64
                  7,207.01          6,792.61          8,450.29
                  6,457.48          6,086.18          7,768.35
                  6,598.90          6,219.47          7,916.72
                  7,223.82          6,808.45          8,523.94
                  7,306.89          6,886.75          8,598.95
                  7,065.04          6,658.80          8,473.40
                  6,990.15          6,588.21          8,309.87
                  7,306.80          6,886.66          8,622.32
4/2002            6,867.00          6,473.00          8,100.00


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Returns and value of an investment may vary resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. Unlike the fund, an index is not an investment, does not incur fees or expenses, and is not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index. Index performance is from February 29, 2000.

Average annual total return as of 4/30/02 (%)

 Share class                     A                            B                           C                     Z
 Inception date               3/7/00                       3/7/00                      3/7/00                3/7/00
-------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge

-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)     4.04         -1.90          3.58          -1.42          3.72          2.72           4.03
-------------------------------------------------------------------------------------------------------------------
1-year                 -14.96        -19.84        -15.62         -19.84        -15.55        -16.40         -14.74
-------------------------------------------------------------------------------------------------------------------
Life                   -16.05        -18.33        -16.72         -17.89        -16.77        -16.77         -15.91
-------------------------------------------------------------------------------------------------------------------




Average annual total return as of 3/31/02 (%)

 Share class                     A                            B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge

-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)    13.16          6.69         12.66           7.66         12.70         11.70         13.38
-------------------------------------------------------------------------------------------------------------------
1-year                  -2.56         -8.17         -3.47          -8.29         -3.58         -4.55         -2.44
-------------------------------------------------------------------------------------------------------------------
Life                   -14.08        -16.50        -14.75         -16.00        -14.85        -14.85        -13.89
-------------------------------------------------------------------------------------------------------------------



Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Portfolio Manager's Report - Liberty Tax-Managed Value Fund

[Sidebar:]
TOP 10 EQUITY HOLDINGS as of 4/30/02 (%)

Aetna                              5.4
Berkshire Hathaway, Class A        4.4
ConAgra Foods                      3.3
Merck & Co.                        2.8
Pharmacia                          2.8
The Williams Companies             2.6
Freddie Mac                        2.6
Sara Lee                           2.6
Phillips Petroleum                 2.5
Eastman Kodak                      2.4

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

BOUGHT
--------------------------------------------------------------------------------
AFLAC (2.1% of net assets)

We bought AFLAC when investors were concerned that weakness in Japan, where the company has a strong franchise, would have a negative impact on AFLAC's share of the global insurance market. However, the Japanese economy was stronger than expected, and AFLAC actually gained market share, which translated into a higher stock price.

SOLD
--------------------------------------------------------------------------------
During the period we sold PROCTER & GAMBLE, the premier household and consumer products company, which had suffered a blow to its stock price in the late 1990s. We bought the stock in the low $50s, on the belief that the company had turnaround potential. We began selling in the low $80s because it had reached our price target.




DEFENSIVE POSTURE MAINTAINED
For the six-month period ended April 30, 2002, the Liberty Tax-Managed Value Fund (class A shares, unadjusted for sales charge) returned 1.67%. That was just under the S&P 500 Index, which gained 2.31%. The fund's defensive posture worked against it in the first half of the period, as the economic recovery was stronger than we anticipated it would be given that there was no apparent pent-up demand in the consumer sector and no uptick in new spending on the part of business.

SURPRISED BY THE STRENGTH OF CONSUMER STOCKS
Because we were concerned about the prospects for a weak economic recovery, we kept a defensive posture in the portfolio and failed to participate fully in the rebound in industrial cyclicals and consumer-oriented stocks in the retail, entertainment and restaurant industries. We were overweighted in energy, consumer staples and health care stocks and underweighted in technology, financials and consumer cyclicals.

TELECOMMUNICATIONS - DOWN BUT ATTRACTIVE
Despite our underweighting in the technology sector, continued pressure on the telecommunications industry had a negative impact on fund performance. Our investment in long distance carriers Qwest Communications International, AT&T and WorldCom-MCI Group lost ground as the industry continues to struggle with excess capacity and heightened competition.1 WorldCom-MCI Group was the fund's worst performer for the period. In the long run, we believe that a shake-out in the industry will be favorable for the survivors and we have maintained our key investment positions.


----------
1 Holdings are disclosed as a percentage of net assets as of April 30, 2002 and are subject to change: QWEST COMMUNICATIONS INTERNATIONAL (1.0% of net assets), AT&T (2.3% of net assets), WORLDCOM-MCI GROUP (0.3% of net assets), AETNA (5.4% of net assets), PG&E CORP. (1.9% of net assets).

Meanwhile, investors have avoided the tech sector in favor of areas of the market where earnings have been more stable and growth more predictable.

HEALTH CARE, ENERGY BOLSTER RESULTS
The fund's investments in health care stocks were positive contributors to performance. For example, we bought Aetna, a health care service provider, when its stock price was down but its business prospects were turning up. As the market began to recognize the industry's potential to raise prices and the company's improved potential, the stock appreciated sharply.

Our energy holdings also worked to the fund's advantage. Because we rejected the consensus view that energy prices were headed lower, we overweighted the sector in the portfolio. As the economy recovered, energy prices headed higher, in line with our expectations, and the fund's overweighted position combined with favorable stock picking, made a significant positive contribution to performance.

In the utilities industry, we were rewarded for our investment in PG&E Corp. We purchased this issue in the midst of California's energy crisis when the marketplace believed these firms had the potential to go bankrupt. We bought the stock at relatively low valuations to its earning power, and it has performed well.

STOCK SELECTION KEY TO FUTURE PERFORMANCE
We are cautious about the valuations of large-cap stocks and we believe that the stock market, as a whole, could continue to move sideways within a fairly narrow trading range for some time. However, in this environment we believe that superior stock selection has the potential to add value -- an approach that should remain our focus going forward.

/s/ Scott Schermerhorn

Scott Schermerhorn

Scott Schermerhorn is the portfolio manager for Liberty Tax-Managed Value Fund. Scott also manages or comanages other funds within the Liberty family of funds. In addition, he serves as co-leader of Liberty's Value Investment Unit.

 TOP 5 SECTORS as of 4/30/02 (%)
[Bar charts:]
Energy                     17.7
Financials                 15.1
Consumer discretionary     13.4
Health care                13.3
Consumer staples            8.8


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain this breakdown in the future.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Tax-reduction techniques are used only if the fund's advisor believes they will not materially impact the fund's pre-tax return. The fund expects to distribute taxable income and capital gains from time to time. Market conditions may limit the fund's ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

Performance Information - Liberty Tax-Managed Value Fund

Value of a $10,000 investment 6/1/99 - 4/30/02

Performance of a $10,000 investment
6/1/99 - 4/30/02 ($)

              without     with
               sales      sales
               charge    charge
------------------------------------
 Class A      9,658       9,103
------------------------------------
 Class B      9,467       9,183
------------------------------------
 Class C      9,467       9,467
------------------------------------
 Class Z      9,725         n/a



            Class A shares    Class A shares                                 S&P
                   without              with           S&P 500       Barra Value
              sales charge      sales charge             Index             Index
--------------------------------------------------------------------------------
6/1999          $10,000.00         $9,425.00        $10,000.00        $10,000.00
                 10,200.00          9,613.50         10,553.00         10,311.00
                  9,732.84          9,173.20         10,224.80         10,173.90
                  9,358.13          8,820.03         10,173.70          9,788.27
                  8,641.29          8,144.42          9,894.92          9,306.69
                  8,865.97          8,356.17         10,521.30          9,493.76
                  8,799.47          8,293.50         10,734.80          9,684.58
                  8,749.32          8,246.23         11,366.10          9,984.80
                  8,357.35          7,876.80         10,795.50          9,553.46
                  7,740.57          7,295.49         10,591.50          9,202.85
                  8,623.77          8,127.91         11,627.30         10,610.90
                  8,773.83          8,269.33         11,277.30         10,514.30
                  9,215.15          8,685.28         11,046.10         10,818.20
                  8,723.98          8,222.35         11,317.90         10,329.20
                  8,607.08          8,112.17         11,141.30         10,738.20
                  9,089.94          8,567.27         11,833.20         11,506.00
                  9,123.57          8,598.97         11,208.40         11,676.30
                  9,506.76          8,960.12         11,161.30         11,565.40
                  9,440.21          8,897.40         10,281.80         11,580.40
                  9,982.08          9,408.11         10,332.20         12,763.90
                  9,940.16          9,368.60         10,699.00         13,333.20
                  9,906.36          9,336.75          9,724.29         12,891.90
                  9,564.59          9,014.63          9,108.75         12,324.60
                  9,697.54          9,139.93          9,815.59         13,440.00
                  9,880.82          9,312.68          9,881.35         13,706.10
                  9,614.04          9,061.23          9,641.23         13,728.10
                  9,864.01          9,296.83          9,546.75         13,729.40
                  9,813.70          9,249.41          8,950.08         13,450.70
                  9,446.67          8,903.48          8,227.81         11,941.60
                  9,496.73          8,950.67          8,384.96         12,129.00
                  9,863.31          9,296.17          9,028.08         12,866.50
                  9,938.27          9,366.82          9,107.53         13,677.10
                  9,721.62          9,162.62          8,974.56         13,674.30
                  9,596.21          9,044.42          8,801.35         13,998.40
                 10,087.50          9,507.50          9,132.28         15,034.30
4/2002            9,658.00          9,103.00          8,579.00         15,260.00



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Returns and value of an investment may vary resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. The S&P Barra Value Index is constructed by dividing the stocks in the S&P 500 Index by a single attribute: price-to-book ratio. The value index contains firms with lower price-to-book ratios. Unlike the fund, an index is not an investment, does not incur fees or expenses, and is not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index. Index performance is from May 31, 1999.

Average annual total return as of 4/30/02 (%)

 Share class                     A                            B                           C                     Z
 Inception date               6/1/99                       6/1/99                      6/1/99                6/1/99
--------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
--------------------------------------------------------------------------------------------------------------------
6-month (cumulative)     1.67         -4.18          1.25          -3.75          1.25          0.25           1.83
--------------------------------------------------------------------------------------------------------------------
1-year                  -0.43         -6.15         -1.13          -6.07         -1.13         -2.12           0.00
--------------------------------------------------------------------------------------------------------------------
Life                    -1.18         -3.17         -1.86          -2.88         -1.86         -1.86          -0.95
--------------------------------------------------------------------------------------------------------------------



Average annual total return as of 3/31/02 (%)

 Share class                     A                            B                           C                     Z
--------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
--------------------------------------------------------------------------------------------------------------------
6-month (cumulative)     6.79          0.65          6.36           1.36          6.36          5.36           6.94
--------------------------------------------------------------------------------------------------------------------
1-year                   5.49         -0.58          4.67          -0.33          4.67          3.67           5.82
--------------------------------------------------------------------------------------------------------------------
Life                     0.32         -1.75         -0.38          -1.45         -0.38         -0.38           0.53
--------------------------------------------------------------------------------------------------------------------



Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Investment Portfolio LTMAGF

April 30, 2002 (Unaudited)


Common Stocks -- 97.2%             Shares            Value
-----------------------------------------------------------
CONSUMER DISCRETIONARY -- 27.8%

Automobiles & Components -- 2.8%
   Auto Parts & Equipment -- 0.6%

Gentex Corp. (a)                    3,600    $     113,976
                                             --------------
   Motorcycle Manufacturers -- 2.2%

Harley-Davidson, Inc.               8,000          423,920
                                             --------------
Hotels, Restaurants & Leisure -- 9.5%
   Casinos & Gaming -- 1.6%

Harrah's Entertainment, Inc. (a)    6,000          294,960
                                             --------------
   Hotels -- 1.3%

Extended Stay America, Inc. (a)    15,000          250,500
                                             --------------
   Leisure Facilities-- 1.6%
International Speedway Corp.,
   Class A                          7,000          301,000
                                             --------------
   Restaurants -- 5.0%

Brinker International, Inc. (a)    10,000          344,400
Buca, Inc. (a)                     20,000          340,000
California Pizza Kitchen,
   Inc. (a)                        12,000          280,800
                                             --------------
                                                   965,200
                                             --------------
Media -- 7.2%
   Broadcasting & Cable -- 6.0%

Cox Radio, Inc., Class A (a)       15,000          429,600
Radio One, Inc., Class D (a)       15,000          321,000
Univision Communications, Inc.,
   Class A (a)                     10,000          399,600
                                             --------------
                                                 1,150,200
                                             --------------
   Publishing & Printing -- 1.2%

Belo Corp., Class A                10,000          233,600
                                             --------------
Retailing -- 8.3%
   Apparel Retail -- 1.7%

Hot Topic, Inc. (a)                15,000          338,400
                                             --------------
   General Merchandise Stores-- 1.8%
Family Dollar Stores, Inc.         10,000          346,000
                                             --------------
   Specialty Stores -- 4.8%

Bed Bath & Beyond, Inc. (a)         9,900          367,983
Steiner Leisure Ltd. (a)            7,300          146,000
Tiffany & Co.                      10,000          397,500
                                             -------------
                                                   911,483
                                             --------------
-----------------------------------------------------------
CONSUMER STAPLES -- 1.9%

Food, Beverage & Tobacco -- 1.9%
   Distillers & Vintners -- 1.9%

Constellation Brands, Inc.,
   Class A (a)                      6,000          362,400
                                             --------------



                                   Shares            Value
-----------------------------------------------------------
ENERGY -- 4.6%

Oil & Gas Exploration & Products-- 4.6%
Ocean Energy, Inc.                  9,800    $     209,720
Pogo Producing Co.                 14,000          479,360
Spinnaker Exploration Co. (a)       4,500          192,825
                                             --------------
                                                   881,905
                                             --------------
-----------------------------------------------------------
FINANCIALS -- 19.8%

Banks -- 3.7%

Cullen/Frost Bankers, Inc.         10,000          377,400
East West Bancorp, Inc.             9,000          322,200
                                             --------------
                                                   699,600
                                             --------------
Diversified Financials -- 8.2%
   Diversified Financial Services -- 8.2%

Ambac Financial Group, Inc.         7,000          440,020
Federated Investors, Inc., Class B 12,000          384,720
Investors Financial Services Corp.  6,000          441,840
Moody's Corp.                       7,000          305,060
                                             --------------
                                                 1,571,640
                                             --------------
Insurance -- 7.9%
   Insurance Brokers -- 2.3%

Arthur J. Gallagher & Co.          12,000          433,200
                                             --------------
   Property & Casualty Insurance -- 3.5%

Fidelity National Financial, Inc.   3,800          117,230
MGIC Investment Corp.               4,200          299,712
Philadelphia Consolidated Holding
   Corp. (a)                        6,000          256,200
                                             --------------
                                                   673,142
                                             --------------
   Reinsurance -- 2.1%

Everest Re Group Ltd.               6,000          407,400
                                             --------------
-----------------------------------------------------------
HEALTH CARE -- 13.9%

Health Care Equipment & Services -- 12.1%
   Health Care Distributors & Services -- 5.2%

AdvancePCS (a)                      3,700          125,097
AmerisourceBergen Corp.             6,000          465,000
Laboratory Corp. of America
   Holdings (a)                     4,100          406,720
                                             --------------
                                                   996,817
                                             --------------
   Health Care Equipment -- 0.6%

Integra LifeSciences Holdings (a)   6,000          117,000
                                             --------------
   Health Care Facilities -- 2.6%

HCA, Inc.                           8,200          391,878
HealthSouth Corp. (a)               6,800          102,680
                                             --------------
                                                   494,558
                                             --------------
   Managed Health Care -- 3.7%

Aetna, Inc.                         2,400          114,240
Anthem, Inc. (a)                    2,900          197,780
Caremark Rx, Inc. (a)              18,000          387,000
                                             --------------
                                                   699,020
                                             --------------




See notes to investment portfolio.

April 30, 2002 (Unaudited)


                                   Shares            Value
-----------------------------------------------------------
Pharmaceuticals & Biotechnology -- 1.8%
   Biotechnology -- 0.5%

Gilead Sciences, Inc. (a)           3,100    $      96,472
                                             --------------
   Pharmaceuticals -- 1.3%

King Pharmaceuticals, Inc. (a)      8,000          250,720
                                             --------------
-----------------------------------------------------------
INDUSTRIALS -- 7.3%

Capital Goods -- 1.6%
   Aerospace & Defense -- 1.6%

Armor Holdings, Inc. (a)           12,000          304,200
                                             --------------
Commercial Services & Supplies -- 5.7%
   Diversified Commercial Services -- 4.6%

Corporate Executive Board Co. (a)  12,000          456,000
Education Management Corp. (a)     10,000          431,200
                                             --------------
                                                   887,200
                                             --------------
   Employment Services -- 1.1%

Robert Half International, Inc. (a)  8,200         215,332
                                             --------------
-----------------------------------------------------------
INFORMATION TECHNOLOGY -- 21.9%

Software & Services -- 9.6%
   Application Software -- 7.3%

Electronic Arts, Inc. (a)           6,700          395,635
Intuit, Inc. (a)                   11,200          438,816
Mercury Interactive Corp. (a)       7,000          260,890
Precise Software Solutions
   Ltd. (a)                        10,000          131,400
Rational Software Corp. (a)        11,000          160,270
                                             --------------
                                                 1,387,011
                                             --------------
   Information Technology Consulting
     & Services -- 2.3%

Cognizant Technology Solutions
   Corp. (a)                        7,000          329,000
SunGard Data Systems, Inc. (a)      3,700          110,112
                                             --------------
                                                   439,112
                                             --------------
Technology Hardware & Equipment -- 12.3%
   Computer Storage & Peripherals -- 2.2%

Lexmark International, Inc. (a)     7,000          418,460
                                             --------------
   Electronic Equipment & Instruments -- 1.4%
Ingram Micro, Inc., Class A (a)     6,300           93,618
Newport Corp. (a)                   8,000          164,080
                                             --------------
                                                   257,698
                                             --------------
   Semiconductor Equipment -- 0.9%

Amkor Technology, Inc. (a)          4,400           88,440
LTX Corp. (a)                       4,200           89,082
                                             --------------
                                                   177,522
                                             --------------
   Semiconductors -- 6.4%

Altera Corp. (a)                   15,000          308,400
Intersil Corp., Class A (a)         6,000          161,100
Micrel, Inc. (a)                   10,000          219,500
Microchip Technology, Inc. (a)      8,000          356,000
QLogic Corp. (a)                    4,000          182,840
                                             --------------
                                                 1,227,840
                                             --------------



                                   Shares            Value
-----------------------------------------------------------
   Telecommunications Equipment -- 1.4%
Polycom, Inc. (a)                  13,400    $     276,308
                                             --------------
Total Common Stocks
   (cost of $17,027,188)                        18,603,796
                                             --------------

Short-Term Obligation -- 3.5%         Par
-----------------------------------------------------------
Repurchase agreement with SBC
   Warburg Ltd., dated 04/30/02,
   due 05/01/02 at 1.870%
   collateralized by U.S. Treasury
   Bonds and/or Notes with various
   maturities to 2029, market value
   $686,164 (repurchase proceeds
   $670,035)
   (cost of $670,000)            $670,000          670,000
                                             --------------
Total Investments -- 100.7%
   (cost of $17,697,188)(b)                     19,273,796
                                             --------------

Other Assets & Liabilities, Net -- (0.7)%         (129,070)
-----------------------------------------------------------
Net Assets -- 100.0%                         $  19,144,726
                                             ==============

Notes to Investment Portfolio:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.



See notes to financial statements.

Investment Portfolio LTMGF

April 30, 2002 (Unaudited)



Common Stocks -- 97.0%                 Shares        Value
-----------------------------------------------------------
CONSUMER DISCRETIONARY -- 15.9%

Media -- 7.5%
   Advertising -- 1.8%

Omnicom Group, Inc.                98,400    $   8,584,416
                                             --------------
   Movies & Entertainment -- 4.8%
Fox Entertainment Group, Inc.,
   Class A (a)                    506,700       11,958,120
Viacom, Inc., Class B (a)         213,872       10,073,371
                                             --------------
                                                22,031,491
                                             --------------
   Publishing & Printing -- 0.9%

McGraw-Hill Companies, Inc.        66,000        4,223,340
                                             --------------
Retailing -- 8.4%
   Department Stores -- 2.8%

Kohl's Corp. (a)                  175,000       12,897,500
                                             --------------
   General Merchandise Stores -- 2.9%
Wal-Mart Stores, Inc.             242,800       13,562,808
                                             --------------
   Home Improvement Retail -- 2.7%

Home Depot, Inc.                  266,100       12,339,057
                                             --------------
-----------------------------------------------------------
CONSUMER STAPLES -- 9.9%

Food, Beverage & Tobacco -- 6.5%
   Soft Drinks -- 3.1%

PepsiCo, Inc.                     276,800       14,365,920
                                             --------------
   Tobacco -- 3.4%

Philip Morris Companies, Inc.     290,000       15,784,700
                                             --------------
Household & Personal Products -- 3.4%
   Household Products -- 3.4%

Procter & Gamble Co.              171,000       15,434,460
                                             --------------
-----------------------------------------------------------
ENERGY -- 4.2%

Integrated Oil & Gas -- 2.5%

Exxon Mobil Corp.                 292,000       11,729,640
                                             --------------
Oil & Gas Equipment & Services -- 1.7%
Nabors Industries, Inc. (a)       170,000        7,743,500
                                             --------------
-----------------------------------------------------------
FINANCIALS -- 26.7%

Banks -- 3.3%

Bank of America Corp.             214,300       15,532,464
                                             --------------
Diversified Financials -- 12.7%
   Diversified Financial Services -- 10.7%

Citigroup, Inc.                   371,917       16,104,006
Fannie Mae                        151,200       11,934,216
J.P. Morgan Chase & Co.           352,800       12,383,280
Lehman Brothers Holdings, Inc.    158,600        9,357,400
                                             --------------
                                                49,778,902
                                             --------------
   Multi-Sector Holdings -- 2.0%

S & P 500 Depositary Receipts      86,000        9,275,960
                                             --------------
Insurance -- 10.7%
   Multi-Line Insurance -- 2.6%

American International
   Group, Inc.                    172,375       11,914,560
                                             --------------



                                   Shares            Value
-----------------------------------------------------------
   Property & Casualty Insurance -- 6.0%
Chubb Corp.                       140,000    $  10,738,000
The PMI Group, Inc.               107,200        8,696,064
XL Capital Ltd., Class A           88,000        8,302,800
                                             --------------
                                                27,736,864
                                             --------------
   Reinsurance -- 2.1%

RenaissanceRe Holdings Ltd.        83,000        9,727,600
                                             --------------
-----------------------------------------------------------
HEALTH CARE -- 12.6%

Health Care Equipment & Services -- 3.6%
   Health Care Distributors & Services -- 1.8%

Express Scripts, Inc. (a)         135,000        8,533,350
                                             --------------
   Health Care Equipment -- 1.8%

Medtronic, Inc.                   190,500        8,513,445
                                             --------------
Pharmaceuticals & Biotechnology -- 9.0%
   Pharmaceuticals -- 9.0%

Abbott Laboratories               195,417       10,542,747
Eli Lilly & Co.                   159,000       10,501,950
Johnson & Johnson                 185,082       11,819,336
Pfizer, Inc.                      238,250        8,660,388
                                             --------------
                                                41,524,421
                                             --------------
-----------------------------------------------------------
INDUSTRIALS -- 9.5%

Capital Goods -- 9.5%
   Building Products -- 3.2%

Masco Corp.                       530,000       14,893,000
                                             --------------
   Electrical Components & Equipment -- 2.0%
Emerson Electric Co.              175,000        9,343,250
                                             --------------
   Industrial Conglomerates -- 4.3%

General Electric Co.              364,410       11,497,136
Tyco International Ltd.           452,800        8,354,160
                                             --------------
                                                19,851,296
                                             --------------

-----------------------------------------------------------
INFORMATION TECHNOLOGY -- 13.6%

Software & Services -- 3.1%
   Systems Software -- 3.1%

Microsoft Corp. (a)               271,200       14,172,912
                                             --------------
Technology Hardware & Equipment -- 10.5%
   Networking Equipment -- 2.3%

Cisco Systems, Inc. (a)           729,700       10,690,105
                                             --------------
   Semiconductors -- 8.2%
Integrated Device Technology,
   Inc. (a)                       380,000       10,655,200
Texas Instruments, Inc.           505,000       15,619,650
Xilinx, Inc. (a)                  317,000       11,969,920
                                             --------------
                                                38,244,770
                                             --------------
-----------------------------------------------------------



See notes to investment portfolio.

April 30, 2002 (Unaudited)



                                   Shares            Value
-----------------------------------------------------------
MATERIALS -- 4.6%

Metals & Mining -- 2.0%
   Diversified Metals & Mining -- 2.0%

Phelps Dodge Corp. (a)            255,000    $   9,129,000
                                             --------------

Paper & Forest Products -- 2.6%
   Paper Products -- 2.6%

International Paper Co.           295,000       12,221,850
                                             --------------

Total Common Stocks
   (cost of $415,731,865)                      449,780,581
                                             --------------


Short-Term Obligation -- 2.4%         Par
-----------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated
04/30/02, due 05/01/02 at 1.870%
collateralized by U.S. Treasury
Bonds and/or Notes with various
maturities to 2029, market value
$11,560,336 (repurchase
proceeds $11,288,586)
   (cost of $11,288,000)      $11,288,000       11,288,000
                                             --------------

Total Investments -- 99.4%
   (cost of $427,019,865)(b)                   461,068,581
                                             --------------

Other Assets & Liabilities, Net -- 0.6%          2,751,113
-----------------------------------------------------------
Net Assets -- 100.0%                          $463,819,694
                                             ==============

Notes to Investment Portfolio:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.




See notes to financial statements.

Investment Portfolio LTMGF II

April 30, 2002 (Unaudited)

Common Stocks -- 96.5%                 Shares        Value
-----------------------------------------------------------
CONSUMER DISCRETIONARY -- 16.4%

Media -- 8.5%
   Broadcasting & Cable -- 2.1%

Univision Communications, Inc.,
   Class A (a)                     33,030    $   1,319,879
                                             --------------
   Movies & Entertainment -- 4.4%
Fox Entertainment Group, Inc.,
   Class A (a)                     58,400        1,378,240
Viacom, Inc., Class B (a)          29,300        1,380,030
                                             --------------
                                                 2,758,270
                                             --------------
   Publishing & Printing -- 2.0%

McGraw-Hill Companies., Inc.       20,000        1,279,800
                                             --------------
Retailing -- 7.9%
   Department Stores -- 2.8%

Kohl's Corp. (a)                   24,000        1,768,800
                                             --------------
   General Merchandise Stores -- 2.8%
Wal-Mart Stores, Inc.              30,970        1,729,984
                                             --------------
   Home Improvement Retail -- 2.3%

Home Depot, Inc.                   31,690        1,469,465
                                             --------------

-----------------------------------------------------------
CONSUMER STAPLES -- 9.3%

Food, Beverage & Tobacco -- 6.2%
   Soft Drinks -- 2.7%

PepsiCo, Inc.                       33,000       1,712,700
                                             --------------
   Tobacco -- 3.5%

Philip Morris Companies, Inc.      40,400        2,198,972
                                             --------------
Household & Personal Products -- 3.1%
   Household Products -- 3.1%

Procter & Gamble Co.               21,900        1,976,694
                                             --------------

-----------------------------------------------------------
ENERGY -- 4.1%

Integrated Oil & Gas -- 2.5%

Exxon Mobil Corp.                  39,500        1,586,715
                                             --------------
Oil & Gas Equipment & Services -- 1.6%

Nabors Industries, Inc. (a)        22,000        1,002,100
                                             --------------

-----------------------------------------------------------
FINANCIALS -- 27.0%

Banks -- 3.6%

Bank of America Corp.              31,400        2,275,872
                                             --------------
Diversified Financials -- 13.4%
   Diversified Financial Services -- 9.9%

Citigroup, Inc.                    44,935        1,945,686
Fannie Mae                         19,985        1,577,416
J.P. Morgan Chase & Co.            47,000        1,649,700
Lehman Brothers Holdings, Inc.     17,900        1,056,100
                                             --------------
                                                 6,228,902
                                             --------------
   Multi-Sector Holdings -- 3.5%

S & P 500 Depositary Receipts      21,000        2,265,060
                                             --------------
Insurance -- 10.0%
   Multi-Line Insurance -- 2.6%

American International Group, Inc. 23,999        1,658,811
                                             --------------



                                   Shares            Value
-----------------------------------------------------------
   Property & Casualty Insurance -- 5.1%
Chubb Corp.                        16,500    $   1,265,550
The PMI Group, Inc.                12,000          973,440
XL Capital Ltd., Class A           10,400          981,240
                                             --------------
                                                 3,220,230
                                             --------------
   Reinsurance -- 2.3%

RenaissanceRe Holdings Ltd.        12,000        1,406,400
                                             --------------

-----------------------------------------------------------
HEALTH CARE -- 12.5%

Health Care Equipment & Services -- 4.2%
   Health Care Distributors & Services -- 2.1%

Express Scripts, Inc. (a)          21,000        1,327,410
                                             --------------
   Health Care Equipment -- 2.1%

Medtronic, Inc.                    29,500        1,318,355
                                             --------------
Pharmaceuticals & Biotechnology -- 8.3%
   Pharmaceuticals -- 8.3%

Abbott Laboratories                24,500        1,321,775
Eli Lilly & Co.                    16,400        1,083,220
Johnson & Johnson                  28,126        1,796,126
Pfizer, Inc.                       29,287        1,064,583
                                             --------------
                                                 5,265,704
                                             --------------
-----------------------------------------------------------
INDUSTRIALS -- 8.9%

Capital Goods -- 8.9%
   Building Products -- 3.1%

Masco Corp.                        70,300        1,975,430
                                             --------------
   Electrical Components & Equipment -- 1.9%
Emerson Electric Co.               23,000        1,227,970
                                             --------------
   Industrial Conglomerates -- 3.9%

General Electric Co.               42,155        1,329,990
Tyco International Ltd.            60,265        1,111,889
                                             --------------
                                                 2,441,879
                                             --------------
-----------------------------------------------------------
INFORMATION TECHNOLOGY -- 13.3%

Software & Services -- 3.0%
   Systems Software -- 3.0%

Microsoft Corp. (a)                36,100        1,886,586
                                             --------------
Technology Hardware & Equipment -- 10.3%
   Networking Equipment -- 2.1%

Cisco Systems, Inc. (a)            91,495        1,340,402
                                             --------------
   Semiconductors -- 8.2%

Integrated Device Technology,
   Inc. (a)                        53,200        1,491,728
Texas Instruments, Inc.            62,900        1,945,497
Xilinx, Inc. (a)                   45,340        1,712,038
                                             --------------
                                                 5,149,263
                                             --------------



See notes to investment portfolio.

April 30, 2002 (Unaudited)


                                   Shares            Value
-----------------------------------------------------------
MATERIALS -- 5.0%

Metals & Mining -- 2.3%
   Diversified Metals & Mining -- 2.3%

Phelps Dodge Corp.(a)              40,000    $   1,432,000
                                             --------------
Paper & Forest Products -- 2.7%
   Paper Products -- 2.7%

International Paper Co.            40,500        1,677,915
                                             --------------

Total Common Stocks
   (cost of $61,266,999)                        60,901,568
                                             --------------

Short-Term Obligation -- 2.9%         Par
-----------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated
04/30/02, due 05/01/02 at 1.870%
collateralized by U.S. Treasury
Bonds and/or Notes with various
maturities to 2029, market value
$1,891,561 (repurchase
proceeds $1,847,096)
   (cost of $1,847,000)        $1,847,000        1,847,000
                                             --------------

Total Investments -- 99.4%
   (cost of $63,113,999)(b)                     62,748,568
                                             --------------

Other Assets & Liabilities, Net -- 0.6%            379,328
-----------------------------------------------------------
Net Assets -- 100.0%                         $  63,127,896
                                             ==============

Notes to Investment Portfolio:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.



See notes to financial statements.

Investment Portfolio LTMVF

April 30, 2002 (Unaudited)

Common Stocks -- 96.8%             Shares            Value
-----------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.4%

Automobiles & Components -- 2.0%
   Auto Parts & Equipment -- 1.5%

Delphi Automotive Systems Corp.   125,600    $   1,953,080
                                             --------------
   Tires & Rubber -- 0.5%

The Goodyear Tire & Rubber Co.     28,800          640,800
                                             --------------
Consumer Durables & Apparel -- 3.6%
   Consumer Electronics -- 1.2%

Matsushita Electric Industrial
   Co., Ltd., ADR                 110,000        1,490,500
                                             --------------
   Photographic Products -- 2.4%

Eastman Kodak Co.                 100,500        3,237,105
                                             --------------
Hotels, Restaurants & Leisure -- 2.4%
   Restaurants -- 2.4%

McDonald's Corp.                  113,200        3,214,880
                                             --------------
Media -- 1.5%
   Advertising -- 1.5%

Interpublic Group of
   Companies, Inc.                 66,200        2,044,256
                                             --------------
Retailing -- 3.9%
   Apparel Retail -- 2.1%

The Gap, Inc.                     199,900        2,820,589
                                             --------------
   Home Improvement Retail -- 0.9%

Sherwin-Williams Co.               39,800        1,223,054
                                             --------------
   Specialty Stores -- 0.9%

Toys "R" Us, Inc. (a)              70,000        1,208,900
                                             --------------

-----------------------------------------------------------
CONSUMER STAPLES -- 8.8%

Food, Beverage & Tobacco -- 8.8%
   Packaged Foods -- 6.7%

ConAgra Foods, Inc.               177,600        4,351,200
General Mills, Inc.                25,100        1,105,655
Sara Lee Corp.                    160,400        3,397,272
                                             --------------
                                                 8,854,127
                                             --------------
   Tobacco -- 2.1%

Philip Morris Companies, Inc.      51,600        2,808,588
                                             --------------
-----------------------------------------------------------
ENERGY -- 17.7%

Integrated Oil & Gas -- 11.4%

Amerada Hess Corp.                 15,500        1,191,640
ChevronTexaco Corp.                26,900        2,332,499
Marathon Oil Corp.                 79,000        2,295,740
Phillips Petroleum Co.             54,830        3,279,382
Royal Dutch Petroleum Co.          50,200        2,623,452
The Williams Companies, Inc.      179,400        3,426,540
                                             --------------
                                                15,149,253
                                             --------------
Oil & Gas Equipment & Services -- 1.0%
Halliburton Co.                    78,000        1,325,220
                                             --------------



                                   Shares            Value
-----------------------------------------------------------
Oil & Gas Exploration & Products -- 3.9%
Anadarko Petroleum Corp.           57,200    $   3,078,504
EOG Resources, Inc.                50,900        2,165,795
                                             --------------
                                                 5,244,299
                                             --------------
Oil & Gas Refining & Marketing -- 1.4%
Sunoco, Inc.                       53,700        1,846,206
                                             --------------

-----------------------------------------------------------
FINANCIALS -- 15.1%

Banks -- 1.0%

Wells Fargo & Co.                  26,000        1,329,900
                                             --------------
Diversified Financial Services -- 3.9%
Citigroup, Inc.                    40,300        1,744,990
Freddie Mac                        52,400        3,424,340
                                             --------------
                                                 5,169,330
                                             --------------
Insurance -- 10.2%
   Insurance Brokers -- 1.0%

Aon Corp.                          36,800        1,314,864
                                             --------------
   Life & Health Insurance -- 2.1%

AFLAC, Inc.                        94,600        2,828,540
                                             --------------
   Property & Casualty Insurance -- 7.1%
Berkshire Hathaway, Inc.,
   Class A (a)                         80        5,876,000
Chubb Corp.                        28,700        2,201,290
Travelers Property Casualty
   Corp., Class A (a)               9,300          172,887
XL Capital Ltd., Class A           12,500        1,179,375
                                             --------------
                                                 9,429,552
                                             --------------

-----------------------------------------------------------
HEALTH CARE -- 13.3%

Health Care Equipment & Services -- 7.1%
   Health Care Equipment -- 1.7%

Boston Scientific Corp. (a)        92,600        2,307,592
                                             --------------
   Managed Health Care -- 5.4%

Aetna, Inc.                       150,500        7,163,800
                                             --------------
Pharmaceuticals & Biotechnology -- 6.2%
   Pharmaceuticals -- 6.2%

Bristol-Myers Squibb Co.           33,100          953,280
Merck & Co., Inc.                  67,900        3,689,686
Pharmacia Corp.                    88,900        3,665,347
                                             --------------
                                                 8,308,313
                                             --------------

-----------------------------------------------------------
INDUSTRIALS -- 7.1%

Capital Goods -- 3.4%
   Aerospace & Defense -- 1.0%

Raytheon Co.                       30,540        1,291,842
                                             --------------
   Electrical Components & Equipment -- 1.6%
Emerson Electric Co.               40,300        2,151,617
                                             --------------
   Industrial Machinery -- 0.8%

Dover Corp.                        26,700          994,842
                                             --------------



See notes to investment portfolio.

April 30, 2002 (Unaudited)


                                   Shares            Value
-----------------------------------------------------------
Commercial Services & Supplies -- 2.3%
   Environmental Services -- 2.3%

Waste Management, Inc.            116,470    $   3,067,820
                                             --------------
Transportation -- 1.4%
   Airlines -- 1.4%

AMR Corp. (a)                      88,300        1,895,801
                                             --------------

-----------------------------------------------------------
INFORMATION TECHNOLOGY -- 6.0%

Software & Services -- 2.7%
   Information Technology Consulting &
     Services -- 1.7%

Electronic Data Systems Corp.      42,800        2,322,328
                                             --------------
   Systems Software -- 1.0%

eXcelon Corp. (a)                  24,800        1,346,640
                                             --------------
Technology Hardware & Equipment -- 3.3%
   Electronic Equipment & Instruments -- 0.9%

Solectron Corp. (a)               162,800        1,188,440
                                             --------------
   Telecommunications Equipment -- 2.4%
Lucent Technologies, Inc. (a)     502,200        2,310,120
Motorola, Inc.                     53,000          816,200
                                             --------------
                                                 3,126,320
                                             --------------
-----------------------------------------------------------
MATERIALS -- 3.0%

Chemicals -- 1.0%
   Diversified Chemicals -- 1.0%

Dow Chemical Co.                   43,900        1,396,020
                                             --------------
Paper & Forest Products -- 2.0%
   Paper Products -- 2.0%

Georgia-Pacific Corp.              91,900        2,663,262
                                             --------------

-----------------------------------------------------------
TELECOMMUNICATION SERVICES -- 8.5%

Diversified Telecommunication Services -- 8.5%
   Integrated Telecommunication Services -- 8.5%

AT&T Corp.                        229,800        3,014,976
Deutsche Telekom AG, ADR          115,450        1,527,404
Nippon Telegraph & Telephone
   Corp., ADR                      29,000          575,650
Qwest Communications
   International, Inc.            272,200        1,369,166
SBC Communications, Inc.           82,800        2,571,768
Sprint FON Group                   25,200          399,420
WorldCom, Inc. -- MCI Group        108,808          408,139
WorldCom, Inc. -- WorldCom
   Group (a)                      606,300        1,503,018
                                             --------------
                                                11,369,541
                                             --------------



                                   Shares            Value
-----------------------------------------------------------
UTILITIES -- 3.9%

Electric Utilities -- 2.3%

PG&E Corp. (a)                    105,100    $   2,469,850
Western Resources, Inc.            31,600          549,523
                                             --------------
                                                 3,019,373
                                             --------------
Gas Utilities -- 1.6%

El Paso Corp.                      53,600        2,144,000
                                             --------------

Total Common Stocks
   (cost of $128,439,239)                      128,890,594
                                             --------------

Short-Term Obligation -- 2.7%         Par
-----------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated
04/30/02, due 05/01/02 at 1.870%
collateralized by U.S. Treasury
Bonds and/or Notes with
various maturities to 2029,
market value of $3,725,771
(repurchase proceeds $3,638,189)
   (cost $3,638,000)           $3,638,000        3,638,000
                                             --------------

Total Investments -- 99.5%
   (cost of $132,077,239)(b)                   132,528,594
                                             --------------

Other Assets & Liabilities, Net -- 0.5%            678,789
-----------------------------------------------------------
Net Assets -- 100.0%                         $ 133,207,383
                                             ==============

Notes to Investment Portfolio:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

      Acronym             Name
      -------             ----
        ADR    American Depositary Receipt

See notes to financial statements.

Statements of Assets & Liabilities

April 30, 2002 (Unaudited)

                                                                LTMAGF                           LTMGF
----------------------------------------------------------------------------------------------------------------------
Assets:
Investments, at cost                                                    $ 17,697,188                    $427,019,865
                                                                        ------------                    ------------
Investments, at value                                                     19,273,796                     461,068,581

Cash                                                       $        890                    $        480
Receivable for:
   Investments sold                                             468,780                       5,626,679
   Fund shares sold                                               7,605                         224,646
   Dividends                                                        921                         247,490
   Interest                                                          35                             586
Expense reimbursement due from Advisor/Administrator             47,240                              --
Deferred Trustees' compensation plan                                380                           9,695
Other assets                                                         --                             806
                                                           ------------                    ------------
     Total Assets                                                         19,799,647                     467,178,963
                                                                        ------------                    ------------
Liabilities:
Payable for:
   Investments purchased                                        481,863                       2,331,152
   Fund shares repurchased                                      125,619                         564,410
   Management fee                                                12,766                         240,835
   Administration fee                                             3,027                         100,348
   Transfer agent fee                                            12,774                          64,077
   Bookkeeping fee                                                  793                          16,703
   Trustees' fee                                                    547                             344
Deferred Trustees' fee                                              380                           9,695
Other liabilities                                                17,152                          31,705
                                                           ------------                    ------------
     Total Liabilities                                                       654,921                       3,359,269
                                                                        ------------                    ------------
Net Assets                                                              $ 19,144,726                    $463,819,694
                                                                        ------------                    ------------
Composition of Net Assets:

Paid-in capital                                                         $ 30,142,494                    $582,215,187
Accumulated net investment loss                                             (170,673)                     (2,005,532)
Accumulated net realized loss                                            (12,403,703)                   (150,438,677)
Net unrealized appreciation on investments                                 1,576,608                      34,048,716
                                                                        ------------                    ------------
                                                                        $ 19,144,726                    $463,819,694
                                                                        ------------                    ------------
Class A:
Net assets                                                              $  4,219,578                    $ 95,214,339
Shares outstanding                                                           529,326                       7,362,853
                                                                        ------------                    ------------
Net asset value per share                                               $       7.97(a)                 $      12.93(a)
                                                                        ------------                    ------------
Maximum offering price per share (NAV/0.9425)                           $       8.46(b)                 $      13.72(b)
                                                                        ------------                    ------------
Class B:
Net assets                                                              $ 11,769,610                    $307,235,101
Shares outstanding                                                         1,496,387                      24,741,466
                                                                        ------------                    ------------
Net asset value and offering price per share                            $       7.87(a)                 $      12.42(a)
                                                                        ------------                    ------------

Class C:
Net assets                                                              $  2,739,322                    $ 43,492,011
Shares outstanding                                                           348,383                       3,503,258
                                                                        ------------                    ------------

Net asset value and offering price per share                            $       7.86(a)                 $      12.41(a)
                                                                        ------------                    ------------
Class E:
Net assets                                                              $         --                    $  7,053,439
Shares outstanding                                                                --                         547,519
                                                                        ------------                    ------------
Net asset value and redemption price per share                          $         --                    $      12.88
                                                                        ------------                    ------------
Maximum offering price per share (NAV/0.9550)                           $         --                    $      13.49(b)
                                                                        ------------                    ------------
Class F:
Net assets                                                              $         --                    $ 10,607,662
Shares outstanding                                                                --                         853,146
                                                                        ------------                    ------------
Net asset value and offering price per share                            $         --                    $      12.43(a)
                                                                        ------------                    ------------
Class Z:
Net assets                                                              $    416,216                    $    217,142
Shares outstanding                                                            52,036                          16,653
                                                                        ------------                    ------------
Net asset value, offering and redemption price per share                $       8.00                    $      13.04
                                                                        ------------                    ------------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.

Statements of Assets & Liabilities

April 30, 2002 (Unaudited)

                                                               LTMGF II                           LTMVF
----------------------------------------------------------------------------------------------------------------------
Assets:
Investments, at cost                                                    $ 63,113,999                    $132,077,239
                                                                        ------------                    ------------
Investments, at value                                                     62,748,568                     132,528,594

Cash                                                       $        280                    $        193
Receivable for:
   Investments sold                                             755,533                       1,260,602
   Fund shares sold                                              44,580                         295,242
   Dividends                                                     32,067                          68,296
   Interest                                                          96                             189
Expense reimbursement due from Advisor/Administrator             22,068                              --
Deferred Trustees' compensation plan                              1,108                           1,923
                                                           ------------                    ------------
     Total Assets                                                         63,604,300                     134,155,039
                                                                        ------------                    ------------
Liabilities:
Payable for:
   Investments purchased                                        319,498                         645,786
   Fund shares repurchased                                       86,992                         152,437
   Management fee                                                43,146                          88,701
   Administration fee                                            10,786                          22,175
   Transfer agent fee                                             7,416                          17,840
   Bookkeeping fee                                                2,904                           5,249
   Trustees' fee                                                    482                             578
Deferred Trustees' fee                                            1,108                           1,923
Other liabilities                                                 4,072                          12,967
                                                           ------------                    ------------
     Total Liabilities                                                       476,404                         947,656
                                                                        ------------                    ------------
Net Assets                                                              $ 63,127,896                    $133,207,383
                                                                        ------------                    ------------
Composition of Net Assets:
Paid-in capital                                                         $ 89,507,917                    $130,610,536
Accumulated net investment loss                                             (316,813)                       (324,504)
Accumulated net realized gain (loss)                                     (25,697,777)                      2,469,996
Net unrealized appreciation (depreciation) on investments                   (365,431)                        451,355
                                                                        ------------                    ------------
                                                                        $ 63,127,896                    $133,207,383
                                                                        ------------                    ------------
Class A:
Net assets                                                              $ 10,536,976                    $ 29,692,028
Shares outstanding                                                         1,278,389                       2,560,846
                                                                        ------------                    ------------
Net asset value per share                                               $       8.24(a)                 $      11.59(a)
                                                                        ------------                    ------------
Maximum offering price per share (NAV/0.9425)                           $       8.74(b)                 $      12.30(b)
                                                                        ------------                    ------------
Class B:
Net assets                                                              $ 42,576,361                    $ 77,600,443
Shares outstanding                                                         5,253,337                       6,828,221
                                                                        ------------                    ------------
Net asset value and offering price per share                            $       8.10(a)                 $      11.36(a)
                                                                        ------------                    ------------
Class C:
Net assets                                                              $  9,225,052                    $ 25,913,698
Shares outstanding                                                         1,140,668                       2,280,175
                                                                        ------------                    ------------
Net asset value and offering price per share                            $       8.09(a)                 $      11.36(a)
                                                                        ------------                    ------------
Class Z:
Net assets                                                              $    789,507                    $      1,214
Shares outstanding                                                            95,412                             104
                                                                        ------------                    ------------
Net asset value, offering and redemption price per share                $       8.27                    $      11.67
                                                                        ------------                    ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.




See notes to financial statements.

Statements of Operations

For the Six Months Ended April 30, 2002 (Unaudited)


                                                                 LTMAGF                           LTMGF
----------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                                                               $     18,913                    $  2,888,469
Interest                                                                       8,295                         127,392
                                                                        ------------                    ------------
   Total Investment Income (net of foreign taxes
     withheld of $51 and $4,110, respectively)                                27,208                       3,015,861
                                                                        ------------                    ------------
Expenses:

Management fee                                                $  76,139                     $ 1,516,414
Administration fee                                               19,035                         631,839
Service fee:
   Class A                                                        5,363                         129,937
   Class B                                                       14,737                         418,460
   Class C                                                        3,282                          59,978
   Class E                                                           --                           9,102
   Class F                                                           --                          13,568
Distribution fee:
   Class A                                                        1,072                              --
   Class B                                                       44,172                       1,255,379
   Class C                                                        9,848                         179,933
   Class E                                                           --                           3,641
   Class F                                                           --                          40,706
Transfer agent fee                                               29,416                         547,604
Bookkeeping fee                                                   4,959                          95,517
Trustees' fee                                                     2,638                          12,187
Registration fee                                                 24,553                          32,966
Other expenses                                                   13,599                          62,580
                                                           ------------                    ------------
   Total Expenses                                               248,813                       5,009,811
Fees and expenses waived or reimbursed by
   Advisor/Administrator:
   Class A                                                      (11,435)                             --
   Class B                                                      (31,342)                             --
   Class C                                                       (6,984)                             --
   Class Z                                                         (901)                             --
Custody earnings credit                                            (673)                           (801)
                                                           ------------                    ------------
   Net Expenses                                                              197,478                       5,009,010
                                                                        ------------                    ------------
Net Investment Loss                                                         (170,270)                     (1,993,149)
                                                                        ------------                    ------------
Net Realized and Unrealized Gain (Loss)
  on Investments:
Net realized loss on investments                                            (709,732)                    (30,535,185)
Net change in unrealized appreciation/depreciation
   on investments                                                          3,198,146                      43,042,339
                                                                        ------------                    ------------
Net Gain                                                                   2,488,414                      12,507,154
                                                                        ------------                    ------------
Net Increase in Net Assets
  from Operations                                                       $  2,318,144                    $ 10,514,005
                                                                        ------------                    ------------





See notes to financial statements.

Statements of Operations

For the Six Months Ended April 30, 2002 (Unaudited)



                                                               LTMGF II                           LTMVF
----------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                                                               $    366,625                    $    944,178
Interest                                                                      19,017                         111,456
                                                                        ------------                    ------------
   Total Investment Income (net of foreign taxes
     withheld of $477 and $0, respectively)                                  385,642                       1,055,634
                                                                        ------------                    ------------
Expenses:
Management fee                                               $  264,645                      $  516,263
Administration fee                                               66,161                         129,066
Service fee:
   Class A                                                       13,366                          36,002
   Class B                                                       56,175                          94,272
   Class C                                                       12,054                          31,057
Distribution fee:
   Class A                                                           --                           7,200
   Class B                                                      168,525                         282,815
   Class C                                                       36,163                          93,171
Transfer agent fee                                               72,849                         110,267
Bookkeeping fee                                                  16,802                          28,230
Trustees' fee                                                     3,247                           4,202
Registration fee                                                 28,347                              --
Other expenses                                                   14,458                          45,928
                                                           ------------                    ------------
   Total Expenses                                               752,792                       1,378,473
Fees and expenses waived or reimbursed by
   Advisor/Administrator:
   Class A                                                       (8,177)                             --
   Class B                                                      (34,575)                             --
   Class C                                                       (7,370)                             --
   Class Z                                                         (675)                             --
Custody earnings credit                                            (712)                           (561)
                                                           ------------                    ------------
   Net Expenses                                                              701,283                       1,377,912
                                                                        ------------                    ------------
Net Investment Loss                                                         (315,641)                       (322,278)
                                                                        ------------                    ------------
Net Realized and Unrealized Gain (Loss)
  on Investments:
Net realized gain (loss) on investments                                   (5,278,706)                      2,645,281
Net change in unrealized appreciation/depreciation
   on investments                                                          7,942,257                      (1,064,811)
                                                                        ------------                    ------------
Net Gain                                                                   2,663,551                       1,580,470
                                                                        ------------                    ------------
Net Increase in Net Assets
  from Operations                                                       $  2,347,910                    $  1,258,192
                                                                        ------------                    ------------




See notes to financial statements.

Statements of Changes in Net Assets


                                                                      LTMAGF                         LTMGF
----------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)                    (Unaudited)
                                                              Six Months      Year           Six Months      Year
                                                                 Ended        Ended             Ended        Ended
                                                               April 30,   October 31,        April 30,   October 31,
                                                                 2002         2001              2002         2001
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss                                         $  (170,270) $  (344,399)      $ (1,993,149) $ (6,259,784)
Net realized loss on investments                               (709,732) (11,029,299)       (30,535,185)  (91,385,972)
Net change in unrealized appreciation/depreciation
   on investments                                             3,198,146   (1,286,754)        43,042,339  (150,722,346)
                                                            ------------ ------------      ------------- -------------
     Net Increase (Decrease) from Operations                  2,318,144  (12,660,452)        10,514,005  (248,368,102)
                                                            ------------ ------------      ------------- -------------
Share Transactions:
Class A:
   Subscriptions                                                681,075    4,369,633          6,069,884    46,465,235
   Redemptions                                               (1,054,043)  (3,079,463)       (15,816,905)  (57,626,591)
                                                            ------------ ------------      ------------- -------------
      Net Increase (Decrease)                                  (372,968)   1,290,170         (9,747,021)  (11,161,356)
                                                            ------------ ------------      ------------- -------------
Class B:
   Subscriptions                                                797,562    6,168,252         10,237,530    55,118,698
   Redemptions                                               (1,441,797)  (4,417,386)       (37,288,656)  (93,635,138)
                                                            ------------ ------------      ------------- -------------
      Net Increase (Decrease)                                  (644,235)   1,750,866        (27,051,126)  (38,516,440)
                                                            ------------ ------------      ------------- -------------
Class C:
   Subscriptions                                                457,257    2,977,466          3,409,611    10,078,695
   Redemptions                                                 (544,712)    (749,596)        (7,969,460)  (18,705,192)
                                                            ------------ ------------      ------------- -------------
      Net Increase (Decrease)                                   (87,455)   2,227,870         (4,559,849)   (8,626,497)
                                                            ------------ ------------      ------------- -------------
Class E:
   Subscriptions                                                     --           --            161,210       681,224
   Redemptions                                                       --           --            (56,286)      (64,114)
                                                            ------------ ------------      ------------- -------------
      Net Increase                                                   --           --            104,924       617,110
                                                            ------------ ------------      ------------- -------------
Class F:
   Subscriptions                                                     --           --            397,636     1,314,325
   Redemptions                                                       --           --            (42,266)     (141,627)
                                                            ------------ ------------      ------------- -------------
      Net Increase                                                   --           --            355,370     1,172,698
                                                            ------------ ------------      ------------- -------------
Class Z:
   Subscriptions                                                407,790        2,900                 --       470,072
   Redemptions                                                  (67,250)     (22,915)          (750,647)     (923,464)
                                                            ------------ ------------      ------------- -------------
      Net Increase (Decrease)                                   340,540      (20,015)          (750,647)     (453,392)
                                                            ------------ ------------      ------------- -------------
Net Increase (Decrease) from Share Transactions                (764,118)   5,248,891        (41,648,349)  (56,967,877)
                                                            ------------ ------------      ------------- -------------
Total Increase (Decrease) in Net Assets                       1,554,026   (7,411,561)       (31,134,344) (305,335,979)
Net Assets:

Beginning of period                                          17,590,700   25,002,261        494,954,038   800,290,017
                                                            ------------ ------------      ------------- -------------
End of period                                               $19,144,726  $17,590,700       $463,819,694  $494,954,038
                                                            ------------ ------------      ------------- -------------
Accumulated net investment loss                             $  (170,673) $      (403)      $ (2,005,532) $    (12,383)
                                                            ------------ ------------      ------------- -------------




See notes to financial statements.




                                                                      LTMAGF                          LTMGF
----------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)                    (Unaudited)
                                                              Six Months      Year           Six Months      Year
                                                                 Ended        Ended             Ended        Ended
                                                               April 30,   October 31,        April 30,   October 31,
                                                                 2002         2001              2002         2001
----------------------------------------------------------------------------------------------------------------------
Changes in Shares:
Class A:
   Subscriptions                                                 87,666      476,131            445,480     2,814,802
   Redemptions                                                 (134,692)    (322,558)        (1,161,028)   (3,632,470)
                                                            ------------ ------------      ------------- -------------
      Net Increase (Decrease)                                   (47,026)     153,573           (715,548)     (817,668)
                                                            ------------ ------------      ------------- -------------
Class B:
   Subscriptions                                                103,321      645,696            782,405     3,574,056
   Redemptions                                                 (186,323)    (531,349)        (2,858,088)   (6,564,025)
                                                            ------------ ------------      ------------- -------------
      Net Increase (Decrease)                                   (83,002)     114,347         (2,075,683)   (2,989,969)
                                                            ------------ ------------      ------------- -------------
Class C:
   Subscriptions                                                 60,048      313,962            259,862       657,829
   Redemptions                                                  (72,696)     (79,878)          (610,039)   (1,300,146)
                                                            ------------ ------------      ------------- -------------
      Net Increase (Decrease)                                   (12,648)     234,084           (350,177)     (642,317)
                                                            ------------ ------------      ------------- -------------
Class E:
   Subscriptions                                                     --           --             11,884        44,092
   Redemptions                                                       --           --             (4,180)       (4,394)
                                                            ------------ ------------      ------------- -------------
      Net Increase                                                   --           --              7,704        39,698
                                                            ------------ ------------      ------------- -------------
Class F:
   Subscriptions                                                     --           --             30,661        87,745
   Redemptions                                                       --           --             (3,259)       (9,869)
                                                            ------------ ------------      ------------- -------------
      Net Increase                                                   --           --             27,402        77,876
                                                            ------------ ------------      ------------- -------------
Class Z:
   Subscriptions                                                 51,683          353                 --        31,418
   Redemptions                                                   (8,333)      (2,044)           (55,060)      (64,836)
                                                            ------------ ------------      ------------- -------------
      Net Increase (Decrease)                                    43,350       (1,691)           (55,060)      (33,418)
                                                            ------------ ------------      ------------- -------------




See notes to financial statements.


                                                                      LTMGF II                        LTMVF
----------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)                    (Unaudited)
                                                              Six Months      Year           Six Months      Year
                                                                 Ended        Ended             Ended        Ended
                                                               April 30,   October 31,        April 30,   October 31,
                                                                 2002         2001              2002         2001
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss                                         $  (315,641) $  (728,990)      $   (322,278) $   (235,832)
Net realized gain (loss) on investments                      (5,278,706) (18,789,477)         2,645,281     4,561,444
Net change in unrealized appreciation/depreciation
   on investments                                             7,942,257   (7,323,111)        (1,064,811)   (5,897,988)
                                                            ------------ ------------      ------------- -------------
     Net Increase (Decrease) from Operations                  2,347,910  (26,841,578)         1,258,192    (1,572,376)
                                                            ------------ ------------      ------------- -------------
Share Transactions:
Class A:

   Subscriptions                                              2,133,130    7,643,142          8,721,315    16,243,097
   Redemptions                                               (1,431,837)  (1,626,687)        (5,062,687)   (4,271,946)
                                                            ------------ ------------      ------------- -------------
      Net Increase                                              701,293    6,016,455          3,658,628    11,971,151
                                                            ------------ ------------      ------------- -------------
Class B:
   Subscriptions                                              3,958,920   22,428,453         13,635,294    35,521,791
   Redemptions                                               (5,370,708) (11,461,449)        (6,507,347)  (13,982,182)
                                                            ------------ ------------      ------------- -------------
      Net Increase (Decrease)                                (1,411,788)  10,967,004          7,127,947    21,539,609
                                                            ------------ ------------      ------------- -------------
Class C:
   Subscriptions                                              1,746,587    8,646,968          7,190,361    13,567,721
   Redemptions                                               (1,844,682)  (2,389,931)        (2,810,149)   (2,184,945)
                                                            ------------ ------------      ------------- -------------
      Net Increase (Decrease)                                   (98,095)   6,257,037          4,380,212    11,382,776
                                                            ------------ ------------      ------------- -------------
Class Z:
   Subscriptions                                                100,411    1,412,184                 --         1,601
   Redemptions                                                 (593,219)  (3,898,714)                --        (1,587)
                                                            ------------ ------------      ------------- -------------
      Net Increase (Decrease)                                  (492,808)  (2,486,530)                --            14
                                                            ------------ ------------      ------------- -------------
Net Increase (Decrease) from Share Transactions              (1,301,398)  20,753,966         15,166,787    44,893,550
                                                            ------------ ------------      ------------- -------------
Total Increase (Decrease) in Net Assets                       1,046,512   (6,087,612)        16,424,979    43,321,174
Net Assets:

Beginning of period                                          62,081,384   68,168,996        116,782,404    73,461,230
                                                            ------------ ------------      ------------- -------------
End of period                                               $63,127,896  $62,081,384       $133,207,383  $116,782,404
                                                            ------------ ------------      ------------- -------------
Accumulated net investment loss                             $  (316,813) $    (1,172)      $   (324,504) $     (2,226)
                                                            ------------ ------------      ------------- -------------
Changes in Shares:
Class A:

   Subscriptions                                                247,072      780,610            739,005     1,395,553
   Redemptions                                                 (165,914)    (169,297)          (430,988)     (371,094)
                                                            ------------ ------------      ------------- -------------
      Net Increase                                               81,158      611,313            308,017     1,024,459
                                                            ------------ ------------      ------------- -------------
Class B:
   Subscriptions                                                464,934    2,243,079          1,177,203     3,095,403
   Redemptions                                                 (631,040)  (1,243,543)          (564,184)   (1,225,037)
                                                            ------------ ------------      ------------- -------------
      Net Increase (Decrease)                                  (166,106)     999,536            613,019     1,870,366
                                                            ------------ ------------      ------------- -------------
Class C:
   Subscriptions                                                206,630      902,487            619,279     1,181,731
   Redemptions                                                 (218,326)    (254,686)          (243,805)     (191,061)
                                                            ------------ ------------      ------------- -------------
      Net Increase (Decrease)                                   (11,696)     647,801            375,474       990,670
                                                            ------------ ------------      ------------- -------------
Class Z:
   Subscriptions                                                 11,390      131,028                 --           136
   Redemptions                                                  (68,339)    (388,054)                --          (136)
                                                            ------------ ------------      ------------- -------------
      Net Decrease                                              (56,949)    (257,026)                --            --
                                                            ------------ ------------      ------------- -------------




See notes to financial statements.

Notes to Financial Statements

April 30, 2002 (Unaudited)



Note 1. Accounting Policies

Organization:

Liberty Tax-Managed Aggressive Growth Fund ("LTMAGF"), Liberty Tax-Managed Growth Fund ("LTMGF"), Liberty Tax-Managed Growth Fund II ("LTMGF II"), and Liberty Tax-Managed Value Fund ("LTMVF") are each a series of Liberty Funds Trust I (individually referred to as a "Fund", collectively referred to as the "Funds") and are diversified portfolios. Liberty Funds Trust I is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Fund's investment goal is to seek long-term capital growth while reducing shareholder exposure to taxes. The Funds may issue an unlimited number of shares. LTMGF offers six classes of shares: Class A, Class B, Class C, Class E, Class F and Class Z. LTMVF, LTMGF II and LTMAGF each offer four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class E and Class F shares are trust shares. Class E shares are sold with a front-end sales charge and are subject to an annual distribution fee and Class F shares are subject to an annual distribution fee and a contingent deferred sales charge. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation and Transactions:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of Class Net Asset Values and Financial Highlights:

All income, expenses (other than applicable 12b-1 fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. Net investment income per share data reflects the service fee and distribution fee per share where applicable.

Ratios are calculated by adjusting the expense and net investment income ratios for each Fund for the entire period by the service fee and distribution fee where applicable.

Federal Income Taxes:

Consistent with the Funds' policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At October 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

Expiring in:     LTMAGF        LTMGF      LTMGFII       LTMVF
-----------   -----------  ------------  -----------  ----------
     2005     $        --  $    559,490  $        --  $       --
     2006              --     9,583,819           --          --
     2007              --     1,695,876           --          --
     2008         648,743    16,678,334    1,602,453      96,769
     2009      11,034,417    90,676,213   18,063,082          --
              -----------  ------------  -----------  ----------
    Total     $11,683,160  $119,193,732  $19,665,535  $   96,769
              ===========  ============  ===========  ==========
Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Other:

Interest income is recorded daily on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Funds become aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertain exists, income on securities is net of all tax withholdings with any rebates recorded when received.

The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 2. Fees and Compensation
Paid to Affiliates

Management Fee:

Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of each Fund and receives a monthly fee based on each Fund's average daily net assets as follows:

LTMAGF                                    0.80% annually
LTMGF                                     0.60% annually
LTMVF                                     0.80% annually

For LTMGF II, the Advisor receives a monthly fee as follows:

                                           Annual
Average Daily Net Assets                  Fee Rate
------------------------                  --------
First $500 million                          0.80%
Over $500 million                           0.75%

Stein Roe Investment Counsel LLC ("SRIC") was retained by the Advisor as sub-advisor to LTMGF and LTMGF II. As sub-advisor, SRIC runs the day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the two funds. The Advisor, out of the advisory fee it receives, pays SRIC a monthly sub-advisory fee equal to a base rate of 0.20% annually of the average daily net assets for each of the two funds. This base fee of 0.20% can be adjusted quarterly to an annual rate as high as 0.25% or to an annual rate as low as 0.15% depending on the investment performance of the Fund over a specified period of time as measured by Morningstar, Inc.'s Large Blend category for domestic equity funds. In addition, the Advisor's contract with SRIC provides that SRIC shall not receive a fee less than $350,000 per annum in the aggregate for managing both Tax-Managed Growth Funds.

Administration Fee:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services and office facilities for a monthly fee based on each Fund's average daily net assets as follows:

LTMAGF                                0.20% annually
LTMGF                                 0.25% annually
LTMGF II                              0.20% annually
LTMVF                                 0.20% annually

Bookkeeping Fee:

The Advisor is responsible for providing pricing and bookkeeping services to each Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from each Fund an annual flat fee of $10,000, paid monthly, and in any month that a Fund's average daily net assets is more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Transfer Agent Fee:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of each Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts, Service and Distribution Fees:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Funds' principal underwriter. During the six months ended April 30, 2002, each Fund has been advised that the Distributor retained net underwriting discounts on LTMAGF, LTMGF, LTMGF II and LTMVF of $1,528, $11,839, $3,182 and $14,516, respectively, on sales of the Funds' Class A shares and received no contingent deferred sales charges (CDSC) on Class A share redemptions for each Fund, $27,775, $701,837, $89,549 and $136,948 on Class B shares redemptions and $837, $1,794, $1,727 and $2,989 on Class C shares redemptions, respectively. LTMGF had no CDSC on Class E and Class F share redemptions.

LTMGF has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B, Class C, Class E and Class F shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B, Class C, Class F shares; and up to 0.10% annually of the average daily net assets attributable to Class E shares.

LTMGF II has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares net assets as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% of the average daily net assets attributable to Class B and Class C shares.

LTMVF and LTMAGF have each adopted a 12b-1 Plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.05% of the average daily net assets attributable to Class A shares and 0.75% of the average daily net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits:

The Advisor/Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.25% annually of the first $100 million of average daily net assets and 1.50% annually thereafter on LTMGF and LTMGF II, respectively, or 1.50% annually of the Fund's average daily net assets on LTMVF and 1.25% annually of the Funds' average daily net assets on LTMAGF. The expense limit agreements for LTMGF and LTMVF expired on January 24, 2002.

Other:

The Funds pay no compensation to their officers, all of whom are employees of the Advisor, Administrator or any of their affiliates.

The Funds' Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

LTMAGF, LTMGF, LTMGF II and LTMVF have an agreement with its custodian bank under which $673, $801, $712 and $561, respectively, of custody fees were reduced by balance credits for the six months ended April 30, 2002. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an arrangement.

Note 3. Portfolio Information

Investment Activity:

For the six months ended April 30, 2002, purchases and sales of investments, other than short term obligations, were as follows:

                       Purchases           Sales
                      -----------       ------------
LTMAGF                $13,314,490       $ 13,578,363
LTMGF                  82,064,444        123,437,734
LTMGF II               12,545,229         14,690,535
LTMVF                  48,396,586         29,640,029

Unrealized appreciation (depreciation) at April 30, 2002, based on cost of investments for both financial statement and federal income tax purposes, was:

                                              Net
              Gross           Gross       Unrealized
           Unrealized      Unrealized    Appreciation
          Appreciation    Depreciation  (Depreciation)
          ------------    ------------  --------------
LTMAGF     $ 2,370,559     $  (793,951)   $ 1,576,608
LTMGF       76,928,504     (42,879,788)    34,048,716
LTMGF II     7,110,520      (7,475,951)      (365,431)
LTMVF       14,969,233     (14,517,878)       451,355

Other:

The Funds may focus their investments in certain industries, subjecting them to greater risk than funds that are more diversified.

Note 4. Line of Credit

Each Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that each Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Funds are part of a $200,000,000 credit facility that had been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended April 30, 2002, the Funds had no borrowings under the agreement.

Note 5. Other Related Party Transactions

At April 30, 2002, Fleet Investment ManagementFunding Inc. owned 100.00% of Class Z shares of LTMVF.

For the six months ended April 30, 2002, LTMAGF and LTMVF used AlphaTrade Inc., a wholly-owned subsidiary of the Administrator, as a broker. Total commissions paid to AlphaTrade Inc. during the period were $14,196 and $59, respectively. Additionally, LTMVF used Fleet Securities, Inc., a wholly-owned subsidiary of the Administrator, as a broker. Total commissions paid to Fleet Securities, Inc. during the period were $470.

Financial Highlights - LTMAGF

Selected data for a share outstanding throughout each period is as follows:


                                                        (Unaudited)
                                                         Six Months
                                                           Ended
                                                         April 30,          Year Ended October 31,
                                                                        --------------------------------
Class A Shares                                             2002             2001           2000 (a)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $ 7.01          $ 12.36          $ 11.59
                                                         --------        ---------        ---------
Income from Investment Operations:
Net investment loss (b)                                    (0.05)           (0.09)           (0.04)
Net realized and unrealized gain (loss) on investments      1.01            (5.26)            0.81
                                                         --------        ---------        ---------
   Total from Investment Operations                         0.96            (5.35)            0.77
                                                         --------        ---------        ---------
Net Asset Value, End of Period                            $ 7.97          $  7.01          $ 12.36
                                                         --------        ---------        ---------
Total return (c)(d)                                        13.69%(e)       (43.28)%           6.64%(e)
                                                         --------        ---------        ---------
Ratios to Average Net Assets:
Expenses (f)                                                1.55%(g)         1.55%            1.55%(g)
Net investment loss (f)                                    (1.26)%(g)       (1.05)%          (1.19)%(g)
Waiver/reimbursement                                        0.53%(g)         0.85%            1.82%(g)
Portfolio turnover rate                                       74%(e)          188%              47%(e)
Net assets, end of period (000's)                         $ 4,220         $ 4,043          $ 5,227

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                        (Unaudited)
                                                         Six Months
                                                           Ended
                                                         April 30,          Year Ended October 31,
                                                                        --------------------------------
Class B Shares                                             2002             2001           2000 (a)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $ 6.95          $ 12.34          $ 11.59
                                                         --------        ---------        ---------
Income from Investment Operations:
Net investment loss (b)                                    (0.08)           (0.15)           (0.06)
Net realized and unrealized gain (loss) on investments      1.00            (5.24)            0.81
                                                         --------        ---------        ---------
   Total from Investment Operations                         0.92            (5.39)            0.75
                                                         --------        ---------        ---------
Net Asset Value, End of Period                            $ 7.87           $ 6.95          $ 12.34
                                                         --------        ---------        ---------
Total return (c)(d)                                        13.24%(e)       (43.68)%           6.47%(e)
                                                         --------        ---------        ---------
Ratios to Average Net Assets:
Expenses (f)                                                2.25%(g)         2.25%            2.25%(g)
Net investment loss (f)                                    (1.96)%(g)       (1.75)%          (1.89)%(g)
Waiver/reimbursement                                        0.53%(g)         0.85%            1.82%(g)
Portfolio turnover rate                                       74%(e)          188%              47%(e)
Net assets, end of period (000's)                        $11,770         $ 10,979         $ 18,080


(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.



Financial Highlights (continued) - LTMAGF


Selected data for a share outstanding throughout each period is as follows:


                                                        (Unaudited)
                                                         Six Months
                                                           Ended
                                                         April 30,          Year Ended October 31,
                                                                        --------------------------------
Class C Shares                                             2002             2001           2000 (a)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $ 6.95          $ 12.34          $ 11.59
                                                         --------        ---------        ---------
Income from Investment Operations:
Net investment loss (b)                                    (0.08)           (0.15)           (0.06)
Net realized and unrealized gain (loss) on investments      0.99            (5.24)            0.81
                                                         --------        ---------        ---------
   Total from Investment Operations                         0.91            (5.39)            0.75
                                                         --------        ---------        ---------
Net Asset Value, End of Period                            $ 7.86          $  6.95          $ 12.34
                                                         --------        ---------        ---------
Total return (c)(d)                                        13.09%(e)       (43.68)%           6.47%(e)
                                                         --------        ---------        ---------
Ratios to Average Net Assets:
Expenses (f)                                                2.25%(g)         2.25%            2.25%(g)
Net investment loss (f)                                    (1.96)%(g)       (1.75)%          (1.89)%(g)
Waiver/reimbursement                                        0.53%(g)         0.85%            1.82%(g)
Portfolio turnover rate                                       74%(e)          188%              47%(e)
Net assets, end of period (000's)                         $2,739          $ 2,508          $ 1,567

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:
                                                        (Unaudited)
                                                         Six Months
                                                           Ended
                                                         April 30,          Year Ended October 31,
                                                                        --------------------------------
Class Z Shares                                             2002             2001           2000 (a)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $ 7.03           $12.37          $ 11.59
                                                         --------        ---------        ---------
Income from Investment Operations:

Net investment loss (b)                                    (0.04)           (0.07)           (0.03)
Net realized and unrealized gain (loss) on investments      1.01            (5.27)            0.81
                                                         --------        ---------        ---------
   Total from Investment Operations                         0.97            (5.34)            0.78
                                                         --------        ---------        ---------
Net Asset Value, End of Period                            $ 8.00           $ 7.03          $ 12.37
                                                         --------        ---------        ---------
Total return (c)                                           13.80%(d)       (43.17)%           6.73%(d)
                                                         --------        ---------        ---------
Ratios to Average Net Assets:
Expenses (e)                                                1.25%(f)         1.25%            1.25%(f)
Net investment loss (e)                                    (0.96)%(f)       (0.75)%          (0.89)%(f)
Waiver/reimbursement                                        0.53%(f)         0.85%            1.82%(f)
Portfolio turnover rate                                       74%(d)          188%              47%(d)
Net assets, end of period (000's)                         $  416           $   61          $   128

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Annualized.


Financial Highlights (continued) - LTMGF



Selected data for a share outstanding throughout each period is as follows:

                                  (Unaudited)
                                  Six Months
                                     Ended
                                   April 30,                            Year Ended October 31,
                                                 -------------------------------------------------------------------
Class A Shares                       2002           2001           2000          1999           1998         1997(a)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value,

   Beginning of Period             $ 12.68       $  18.38        $ 17.19       $ 13.39        $ 12.04       $ 10.08
                                  ---------      ---------      ---------     ---------      ---------     ---------
Income from Investment
   Operations:
Net investment income (loss) (b)     (0.01)         (0.06)         (0.12)        (0.03)          0.03          0.04
Net realized and unrealized gain
   (loss) on investments              0.26          (5.64)          1.31          3.83           1.32          1.92
                                  ---------      ---------      ---------     ---------      ---------     ---------
   Total from Investment
     Operations                       0.25          (5.70)          1.19          3.80           1.35          1.96
                                  ---------      ---------      ---------     ---------      ---------     ---------
Net Asset Value,
   End of Period                   $ 12.93       $  12.68        $ 18.38       $ 17.19        $ 13.39       $ 12.04
                                  ---------      ---------      ---------     ---------      ---------     ---------
Total return (c)                      1.97%(e)     (31.01)%         6.92%        28.38%         11.21%(d)     19.44%(d)(e)
                                  ---------      ---------      ---------     ---------      ---------     ---------
Ratios to Average
   Net Assets:

Expenses (f)                          1.40%(g)       1.39%          1.44%         1.64%          1.56%         1.50%(g)
Net investment income (loss) (f)     (0.20)%(g)     (0.38)%        (0.67)%       (0.21)%         0.22%         0.39%(g)
Waiver/reimbursement                    --             --             --            --           0.12%         0.98%(g)
Portfolio turnover rate                 17%(e)         82%            69%           80%            91%           51%(e)
Net assets, end of period (000's) $ 95,214       $102,403       $163,502      $ 97,531       $ 45,472      $ 17,142

(a) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.


Financial Highlights (continued) - LTMGF



Selected data for a share outstanding throughout each period is as follows:

                                  (Unaudited)
                                  Six Months
                                     Ended
                                   April 30,                            Year Ended October 31,
                                                  ------------------------------------------------------------------
Class B Shares                       2002           2001           2000          1999           1998         1997(a)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period            $  12.22       $  17.85        $ 16.82      $  13.20       $  11.96      $  10.08
                                  ---------      ---------      ---------     ---------      ---------     ---------
Income from Investment
   Operations:
Net investment loss (b)              (0.06)         (0.17)         (0.26)        (0.15)         (0.07)        (0.03)
Net realized and unrealized gain
   (loss) on investments              0.26          (5.46)          1.29          3.77           1.31          1.91
                                  ---------      ---------      ---------     ---------      ---------     ---------
   Total from Investment
     Operations                       0.20          (5.63)          1.03          3.62           1.24          1.88
                                  ---------      ---------      ---------     ---------      ---------     ---------
Net Asset Value,
   End of Period                  $  12.42       $  12.22        $ 17.85      $  16.82       $  13.20      $  11.96
                                  ---------      ---------      ---------     ---------      ---------     ---------
Total return (c)                      1.64%(e)     (31.54)%         6.12%        27.42%         10.37%(d)     18.65%(d)(e)
                                  ---------      ---------      ---------     ---------      ---------     ---------
Ratios to Average
   Net Assets:
Expenses (f)                          2.15%(g)       2.14%          2.19%         2.39%          2.31%         2.25%(g)
Net investment loss (f)              (0.95)%(g)     (1.13)%        (1.42)%       (0.96)%        (0.53)%       (0.36)%(g)
Waiver/reimbursement                    --             --             --            --           0.12%         0.98%(g)
Portfolio turnover rate                 17%(e)         82%            69%           80%            91%           51%(e)
Net assets, end of period (000's) $307,235       $327,645       $532,082      $303,726       $124,829      $ 38,452

(a) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.



Financial Highlights (continued) - LTMGF

Selected data for a share outstanding throughout each period is as follows:

                                  (Unaudited)
                                  Six Months
                                     Ended
                                   April 30,                            Year Ended October 31,
                                                  -------------------------------------------------------------------
Class C Shares                       2002           2001           2000          1999           1998       1997(a)(b)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period             $ 12.21        $ 17.85        $ 16.82       $ 13.20        $ 11.96       $ 10.08
                                  ---------      ---------      ---------     ---------      ---------     ---------
Income from Investment
   Operations:
Net investment loss (c)              (0.06)         (0.17)         (0.26)        (0.15)         (0.07)        (0.03)
Net realized and unrealized gain
   (loss) on investments              0.26          (5.47)          1.29          3.77           1.31          1.91
                                  ---------      ---------      ---------     ---------      ---------     ---------
   Total from Investment
     Operations                       0.20          (5.64)          1.03          3.62           1.24          1.88
                                  ---------      ---------      ---------     ---------      ---------     ---------
Net Asset Value,
   End of Period                   $ 12.41        $ 12.21        $ 17.85       $ 16.82        $ 13.20       $ 11.96
                                  ---------      ---------      ---------     ---------      ---------     ---------
Total return (d)                      1.64%(f)     (31.60)%         6.12%        27.42%         10.37%(e)     18.65%(e)(f)
                                  ---------      ---------      ---------     ---------      ---------     ---------
Ratios to Average
   Net Assets:
Expenses (g)                          2.15%(h)       2.14%          2.19%         2.39%          2.31%         2.25%(h)
Net investment loss (g)              (0.95)%(h)     (1.13)%        (1.42)%       (0.96)%        (0.53)%       (0.36)%(h)
Waiver/reimbursement                    --             --             --            --           0.12%         0.98%(h)
Portfolio turnover rate                 17%(f)         82%            69%           80%            91%           51%(f)
Net assets, end of period (000's)  $43,492        $47,069        $80,232       $46,869        $18,786       $ 5,923

(a) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(b)  Effective July 1, 1997, Class D shares were redesignated Class C shares.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.



Financial Highlights (continued) - LTMGF

Selected data for a share outstanding throughout each period is as follows:

                                  (Unaudited)
                                  Six Months
                                     Ended
                                   April 30,                            Year Ended October 31,
                                                   -----------------------------------------------------------------
Class E Shares                       2002           2001          2000(a)        1999           1998         1997(b)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period             $ 12.63        $ 18.34        $ 17.17       $ 13.36        $ 12.02       $ 10.08
                                  ---------      ---------      ---------     ---------      ---------     ---------
Income from Investment
   Operations:
Net investment income (loss) (c)     (0.02)         (0.07)         (0.14)        (0.05)          0.02          0.03
Net realized and unrealized gain
   (loss) on investments              0.27          (5.64)          1.31          3.83           1.32          1.91
                                  ---------      ---------      ---------     ---------      ---------     ---------
   Total from Investment
     Operations                       0.25          (5.71)          1.17          3.78           1.34          1.94
                                  ---------      ---------      ---------     ---------      ---------     ---------
Net Asset Value,
   End of Period                   $ 12.88        $ 12.63        $ 18.34       $ 17.14        $ 13.36       $ 12.02
                                  ---------      ---------      ---------     ---------      ---------     ---------
Total return (d)                      1.98%(f)     (31.13)%         6.81%        28.29%         11.15%(e)     19.25%(e)(f)
                                  ---------      ---------      ---------     ---------      ---------     ---------
Ratios to Average
   Net Assets:
Expenses (g)                          1.50%(h)       1.49%          1.54%         1.74%          1.66%         1.60%(h)
Net investment income (loss) (g)     (0.30)%(h)     (0.48)%        (0.77)%       (0.31)%         0.12%         0.29%(h)
Waiver/reimbursement                    --             --             --            --           0.12%         0.98%(h)
Portfolio turnover rate                 17%(f)         82%            69%           80%            91%           51%(f)
Net assets, end of period (000's)  $ 7,053        $ 6,820        $ 9,171       $ 1,089        $   680       $   346

(a) Class E shares were collapsed into Class G shares on February 28, 2000, which were then redesignated Class E shares.
(b) The Fund commenced investment operations on December 16, 1996, the activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(c) Per share data was calculated using average shares outstanding during the period.
(d)  Total return at net asset value assuming no initial sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.


Financial Highlights (continued) - LTMGF



Selected data for a share outstanding throughout each period is as follows:

                                  (Unaudited)
                                  Six Months
                                     Ended
                                   April 30,                            Year Ended October 31,
                                                  ------------------------------------------------------------------
Class F Shares                       2002           2001          2000(a)        1999           1998         1997(b)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period             $ 12.23        $ 17.87        $ 16.83       $ 13.21        $ 11.97       $ 10.08
                                  ---------      ---------      ---------     ---------      ---------     ---------
Income from Investment
   Operations:
Net investment loss (c)              (0.06)         (0.17)         (0.26)        (0.15)         (0.07)        (0.03)
Net realized and unrealized gain
   (loss) on investments              0.26          (5.47)          1.30          3.71           1.31          1.92
                                  ---------      ---------      ---------     ---------      ---------     ---------
   Total from Investment
     Operations                       0.20          (5.64)          1.04          3.56           1.24          1.89
                                  ---------      ---------      ---------     ---------      ---------     ---------
Net Asset Value,
   End of Period                   $ 12.43        $ 12.23        $ 17.87       $ 16.77        $ 13.21       $ 11.97
                                  ---------      ---------      ---------     ---------      ---------     ---------
Total return (d)                      1.64%(f)     (31.56)%         6.18%        26.95%         10.36%(e)     18.75%(e)(f)
                                  ---------      ---------      ---------     ---------      ---------     ---------
Ratios to Average
   Net Assets:

Expenses (g)                          2.15%(h)       2.14%          2.19%         2.39%          2.31%         2.25%(h)
Net investment loss (g)              (0.95)%(h)     (1.13)%        (1.42)%       (0.96)%        (0.53)%       (0.36)%(h)
Waiver/reimbursement                    --             --             --            --           0.12%         0.98%(h)
Portfolio turnover rate                 17%(f)         82%            69%           80%            91%           51%(f)
Net assets, end of period (000's)  $10,608        $10,101        $13,368       $ 2,025        $ 1,105       $   421

(a) Class F shares were collapsed into Class H shares on February 28, 2000, which were then redesignated Class F shares.
(b) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.


Financial Highlights (continued) - LTMGF




Selected data for a share outstanding throughout each period is as follows:

                                                       (Unaudited)
                                                        Six Months
                                                           Ended
                                                         April 30,             Year Ended October 31,
                                                                       --------------------------------------------
Class Z Shares                                             2002           2001          2000        1999 (a)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $ 12.76        $ 18.46       $ 17.23        $ 15.56
                                                       -----------    -----------   -----------    -----------
Income from Investment Operations:

Net investment income (loss) (b)                              --(c)       (0.02)        (0.08)         (0.02)
Net realized and unrealized gain (loss) on investments      0.28          (5.68)         1.31           1.69
                                                       -----------    -----------   -----------    -----------
   Total from Investment Operations                         0.28          (5.70)         1.23           1.67
                                                       -----------    -----------   -----------    -----------
Net Asset Value, End of Period                           $ 13.04        $ 12.76       $ 18.46        $ 17.23
                                                       -----------    -----------   -----------    -----------
Total return                                                2.19%(d)     (30.88)%        7.14%         10.73%(d)
                                                       -----------    -----------   -----------    -----------
Ratios to Average Net Assets:
Expenses (e)                                                1.15%(f)       1.14%         1.19%          0.79%(f)
Net investment income (loss) (e)                            0.05%(f)      (0.13)%       (0.42)%        (0.13)%(f)
Portfolio turnover rate                                       17%(d)         82%           69%            80%
Net assets, end of period (000's)                        $   217        $   915       $ 1,941        $     1

(a)  Class Z shares were initially offered on January 11, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Annualized.



Financial Highlights (continued) - LTMGF II




Selected data for a share outstanding throughout each period is as follows:

                                                        (Unaudited)
                                                        Six Months
                                                           Ended
                                                         April 30,         Year Ended October 31,
                                                                     ----------------------------------
Class A Shares                                             2002             2001           2000 (a)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $  7.92          $ 11.55          $ 12.00
                                                        ----------      -----------      -----------
Income from Investment Operations:
Net investment loss (b)                                    (0.01)           (0.04)           (0.07)
Net realized and unrealized gain (loss) on investments      0.33            (3.59)           (0.38)
                                                        ----------      -----------      -----------
   Total from Investment Operations                         0.32            (3.63)           (0.45)
                                                        ----------      -----------      -----------
Net Asset Value, End of Period                           $  8.24           $ 7.92          $ 11.55
                                                        ----------      -----------      -----------
Total return (c)(d)                                         4.04%(e)       (31.43)%          (3.75)% (e)
                                                        ----------      -----------      -----------
Ratios to Average Net Assets:
Expenses (f)                                                1.50%(g)         1.50%            1.50%(g)
Net investment loss (f)                                    (0.34)%(g)       (0.42)%          (0.84)%(g)
Waiver/reimbursement                                        0.15%(g)         0.16%            0.62%(g)
Portfolio turnover rate                                       20%(e)           90%              32%(e)
Net assets, end of period (000's)                        $10,537           $9,486          $ 6,769

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:
                                                        (Unaudited)
                                                        Six Months
                                                           Ended
                                                         April 30,         Year Ended October 31,
                                                                     ---------------------------------------
Class B Shares                                             2002             2001           2000 (a)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $  7.82          $ 11.51          $ 12.00
                                                        ----------      -----------      -----------
Income from Investment Operations:
Net investment loss (b)                                    (0.05)           (0.11)           (0.12)
Net realized and unrealized gain (loss) on investments      0.33            (3.58)           (0.37)
                                                        ----------      -----------      -----------
   Total from Investment Operations                         0.28            (3.69)           (0.49)
                                                        ----------      -----------      -----------
Net Asset Value, End of Period                           $  8.10          $  7.82          $ 11.51
                                                        ----------      -----------      -----------
Total return (c)(d)                                         3.58%(e)       (32.06)%          (4.08)% (e)
                                                        ----------      -----------      -----------
Ratios to Average Net Assets:
Expenses (f)                                                2.25%(g)         2.25%            2.25%(g)
Net investment loss (f)                                    (1.09)%(g)       (1.17)%          (1.59)%(g)
Waiver/reimbursement                                        0.15%(g)         0.16%            0.62%(g)
Portfolio turnover rate                                       20%(e)           90%              32%(e)
Net assets, end of period (000's)                        $42,576          $42,391          $50,859

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.


Financial Highlights (continued) - LTMGF II




Selected data for a share outstanding throughout each period is as follows:

                                                        (Unaudited)
                                                         Six Months
                                                           Ended
                                                         April 30,         Year Ended October 31,
                                                                       -----------------------------------
Class C Shares                                             2002             2001           2000 (a)
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $ 7.80          $ 11.50          $ 12.00
                                                        ----------      -----------      -----------
Income from Investment Operations:
Net investment loss (b)                                    (0.05)           (0.11)           (0.12)
Net realized and unrealized gain (loss) on investments      0.34            (3.59)           (0.38)
                                                        ----------      -----------      -----------
   Total from Investment Operations                         0.29            (3.70)           (0.50)
                                                        ----------      -----------      -----------
Net Asset Value, End of Period                            $ 8.09          $  7.80          $ 11.50
                                                        ----------      -----------      -----------
Total return (c)(d)                                         3.72%(e)       (32.17)%          (4.17)% (e)
                                                        ----------      -----------      -----------
Ratios to Average Net Assets:
Expenses (f)                                                2.25%(g)         2.25%            2.25%(g)
Net investment loss (f)                                    (1.09)%(g)       (1.17)%          (1.59)%(g)
Waiver/reimbursement                                        0.15%(g)         0.16%            0.62%(g)
Portfolio turnover rate                                       20%(e)           90%              32%(e)
Net assets, end of period (000's)                         $9,225          $ 8,994          $ 5,801

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:
                                                        (Unaudited)
                                                         Six Months
                                                           Ended
                                                         April 30,         Year Ended October 31,
                                                                       -----------------------------------
Class Z Shares                                             2002             2001           2000 (a)
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $ 7.95          $ 11.58          $ 12.00
                                                        ----------      -----------      -----------
Income from Investment Operations:
Net investment loss (b)                                      --(c)         (0.02)           (0.05)
Net realized and unrealized gain (loss) on investments     0.32            (3.61)           (0.37)
                                                        ----------      -----------      -----------
   Total from Investment Operations                        0.32            (3.63)           (0.42)
                                                        ----------      -----------      -----------
Net Asset Value, End of Period                           $ 8.27          $  7.95          $ 11.58
                                                        ----------      -----------      -----------
Total return (d)                                           4.03%(e)       (31.35)%          (3.50)% (e)
                                                        ----------      -----------      -----------
Ratios to Average Net Assets:
Expenses (f)                                               1.25%(g)         1.25%            1.25%(g)
Net investment loss (f)                                   (0.09)%(g)       (0.17)%          (0.59)%(g)
Waiver/reimbursement                                       0.15%(g)         0.16%            0.62%(g)
Portfolio turnover rate                                      20%(e)           90%              32%(e)
Net assets, end of period (000's)                        $  790          $ 1,211          $ 4,740

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01.
(d) Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.


Financial Highlights (continued) - LTMVF




Selected data for a share outstanding throughout each period is as follows:

                                                        (Unaudited)
                                                         Six Months
                                                           Ended
                                                         April 30,             Year Ended October 31,
                                                                        -------------------------------------------
Class A Shares                                             2002           2001          2000        1999 (a)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $ 11.40        $ 11.41       $ 10.64        $ 12.00
                                                       -----------    -----------   -----------    -----------
Income from Investment Operations:
Net investment income (b)                                     --(c)        0.04          0.04             --(c)
Net realized and unrealized gain (loss) on investments      0.19          (0.05)         0.73          (1.36)
                                                       -----------    -----------   -----------    -----------
   Total from Investment Operations                         0.19          (0.01)         0.77          (1.36)
                                                       -----------    -----------   -----------    -----------
Net Asset Value, End of Period                           $ 11.59        $ 11.40       $ 11.41        $ 10.64
                                                       -----------    -----------   -----------    -----------
Total return (d)                                            1.67%(e)      (0.09)%        7.24%        (11.33)%(e)
                                                       -----------    -----------   -----------    -----------
Ratios to Average Net Assets:
Expenses (f)                                                1.59%(g)       1.71%         1.80%          1.77%(g)
Net investment income (f)                                   0.04%(g)       0.32%         0.39%            --%(g)(h)
Portfolio turnover rate                                       25%(e)         47%           76%            19%(e)
Net assets, end of period (000's)                        $29,692        $25,694       $14,017        $ 7,528

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.
(h)  Rounds to less than 0.01%.


Selected data for a share outstanding throughout each period is as follows:
                                                        (Unaudited)
                                                         Six Months
                                                           Ended
                                                         April 30,             Year Ended October 31,
                                                                        -------------------------------------------
Class B Shares                                             2002           2001          2000        1999 (a)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $ 11.22        $ 11.30       $ 10.61        $ 12.00
                                                       -----------    -----------   -----------    -----------
Income from Investment Operations:
Net investment loss (b)                                    (0.04)         (0.04)        (0.03)         (0.04)
Net realized and unrealized gain (loss) on investments      0.18          (0.04)         0.72          (1.35)
                                                       -----------    -----------   -----------    -----------
   Total from Investment Operations                         0.14          (0.08)         0.69          (1.39)
                                                       -----------    -----------   -----------    -----------
Net Asset Value, End of Period                           $ 11.36        $ 11.22       $ 11.30        $ 10.61
                                                       -----------    -----------   -----------    -----------
Total return (c)                                            1.25%(d)      (0.71)%        6.50%        (11.58)%(d)
                                                       -----------    -----------   -----------    -----------
Ratios to Average Net Assets:
Expenses (e)                                                2.29%(f)       2.41%         2.50%          2.60%(f)
Net investment loss (e)                                    (0.66)%(f)     (0.38)%       (0.31)%        (0.83)%(f)
Portfolio turnover rate                                       25%(d)         47%           76%            19%(d)
Net assets, end of period (000's)                        $77,600        $69,720       $49,112        $14,622

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Annualized.


Financial Highlights (continued) - LTMVF




Selected data for a share outstanding throughout each period is as follows:

                                                        (Unaudited)
                                                         Six Months
                                                           Ended
                                                         April 30,             Year Ended October 31,
                                                                        -------------------------------------------
Class C Shares                                             2002           2001          2000        1999 (a)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $ 11.22        $ 11.30       $ 10.61        $ 12.00
                                                       -----------    -----------   -----------    -----------
Income from Investment Operations:
Net investment loss (b)                                    (0.04)         (0.04)        (0.03)         (0.04)
Net realized and unrealized gain (loss) on investments      0.18          (0.04)         0.72          (1.35)
                                                       -----------    -----------   -----------    -----------
   Total from Investment Operations                         0.14          (0.08)         0.69          (1.39)
                                                       -----------    -----------   -----------    -----------
Net Asset Value, End of Period                           $ 11.36        $ 11.22       $ 11.30        $ 10.61
                                                       -----------    -----------   -----------    -----------
Total return (c)                                            1.25%(d)      (0.71)%        6.50%        (11.58)%(d)
                                                       -----------    -----------   -----------    -----------
Ratios to Average Net Assets:
Expenses (e)                                                2.29%(f)       2.41%         2.50%          2.60%(f)
Net investment loss (e)                                    (0.66)%(f)     (0.38)%       (0.31)%        (0.83)%(f)
Portfolio turnover rate                                       25%(d)         47%           76%            19%(d)
Net assets, end of period (000's)                        $25,914        $21,367       $10,331        $ 4,137

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Annualized.


 Selected data for a share outstanding throughout each period is as follows:
                                                        (Unaudited)
                                                        Six Months
                                                          Ended
                                                         April 30,             Year Ended October 31,
                                                                        ----------------------------------------
Class Z Shares                                             2002           2001          2000        1999 (a)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $ 11.46        $ 11.43       $ 10.65        $ 12.00
                                                       -----------    -----------   -----------    -----------
Income from Investment Operations:
Net investment income (b)                                   0.02           0.07          0.07           0.01
Net realized and unrealized gain (loss) on investments      0.19          (0.04)         0.71          (1.36)
                                                       -----------    -----------   -----------    -----------
   Total from Investment Operations                         0.21           0.03          0.78          (1.35)
                                                       -----------    -----------   -----------    -----------
Net Asset Value, End of Period                           $ 11.67        $ 11.46       $ 11.43        $ 10.65
                                                       -----------    -----------   -----------    -----------
Total return                                                1.83%(c)       0.26%         7.32%        (11.25)%(c)
                                                       -----------    -----------   -----------    -----------
Ratios to Average Net Assets:
Expenses (d)                                                1.29%(e)       1.41%         1.50%          1.50%(e)
Net investment income (d)                                   0.34%(e)       0.62%         0.69%          0.27%(e)
Portfolio turnover rate                                       25%(c)         47%           76%            19%(c)
Net assets, end of period (000's)                        $     1        $     1       $     1        $ 2,396

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(e)  Annualized.



                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Transfer Agent

Important Information About This Report
The Transfer Agent for Liberty Tax-Managed Funds is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

Please make a note of our new mailing address, effective immediately.

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Tax-Managed Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Tax-Managed Funds

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Tax-Managed Funds  Semiannual Report, April 30, 2002

[LOGO: LIBERTY FUNDS
A MEMBER OF COUMBIA MANAGEMENT GROUP]

(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621

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PERMIT NO. 20

TM-03/558J-0402 (06/02) 02/992